NOVEMBER 30, 2000

SEMIANNUAL REPORT



INVESCO COMBINATION STOCK & BOND FUNDS, INC.

BALANCED FUND

EQUITY INCOME FUND

TOTAL RETURN FUND






"THROUGH BROAD DIVERSIFICATION AND CAREFUL INDIVIDUAL STOCK SELECTION, WE WERE ABLE TO PROVIDE INVESTORS WITH RELATIVELY STABLE PERFORMANCE AND LESS DOWNSIDE RISK THAN THE OVERALL MARKET."
SEE PAGE 13

[INVESCO ICON] INVESCO FUNDS(R)





A MEMBER OF THE AMVESCAP GROUP

[PHOTOGRAPH OF MARK H. WILLIAMSON OMITTED]

THE IMPORTANCE OF BALANCE IN YOUR PORTFOLIO

FELLOW SHAREHOLDER:

This past year has reminded us that balancing risk and opportunity is an ongoing challenge for every investor. Most of us want the chance to own growing companies that can offer high returns. But we also want to protect our portfolios from stomach-churning downturns, and we often need current income from our investments.

Each of INVESCO's three combination stock and bond funds is designed to offer shareholders this balance. But the tools they employ are quite different.
INVESCO Equity Income Fund primarily invests in dividend-paying common and preferred stocks, and supplements the portfolio with investment-grade corporate bonds and lower-grade, high yield securities. INVESCO Balanced Fund maintains a somewhat larger bond portfolio with a "barbell" arrangement of both conservative and aggressive stocks. And INVESCO Total Return Fund combines a substantial bond portfolio with a lineup of value-oriented stocks.

Each approach has its advantages, and moreover, each has fared differently in the highly volatile market conditions of the past year. I encourage you to read through this semiannual report to consider the relative strengths of these tools -- even if you are a shareholder in only one of the funds.

While it's impossible to predict the future performance of the financial markets, one thing for certain is that, each day, you are that much closer to the day of your long-term financial needs. As your need for positive risk-adjusted returns evolves over time, it's clear that an appropriately allocated portfolio can benefit from the proper balance of investments. I encourage you to work with your financial advisor and consider which of the strategies described inside are most appropriate for you.

Sincerely,

/s/ Mark H. Williamson
----------------------
Mark H. Williamson
Chairman and CEO, INVESCO Funds Group, Inc.

"...THIS PERIOD OF HEIGHTENED VOLATILITY HAS DEMONSTRATED THE VALUE OF THE FUND'S DIVERSIFICATION ACROSS MARKET SEGMENTS AND DIFFERENT ASSET CLASSES." - PAGE 3



TABLE OF CONTENTS


LETTER FROM THE CHAIRMAN............................1

FUND REPORTS........................................3

AN INTERVIEW WITH CHARLIE MAYER....................12

MARKET HEADLINES...................................14

INVESTMENT HOLDINGS................................15

FINANCIAL STATEMENTS...............................34

NOTES TO FINANCIAL STATEMENTS......................44

FINANCIAL HIGHLIGHTS...............................49





                                 INVESCO COMBINATION STOCK & BOND FUNDS, INC.
                                                    TOTAL RETURN
                                              PERIODS ENDED 11/30/00+

                                                                                                                      Manager's
                                                  Cumulative                                         10 years* or     Report
Fund (Inception)                                  6 months       1 year             5 years*      Since Inception^    Page #
----------------------------------------------------------------------------------------------------------------------------------

Balanced Fund - Investor Class (12/93)             (0.75%)       (0.34%)            13.36%             15.44%^          3
----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund -(7/00) Class C                      (1.07%)         N/A               N/A               (1.53%)^         3
----------------------------------------------------------------------------------------------------------------------------------
Balanced Fund -  Institutional Class  (2/00)         N/A           N/A               N/A               (3.87%)^         3
----------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund - Investor Class (2/60)         (2.16%)        0.35%             14.06%             15.17%           6
----------------------------------------------------------------------------------------------------------------------------------
Equity Income Fund - Class C (2/00)                (2.49%)         N/A               N/A                4.00%^          6
----------------------------------------------------------------------------------------------------------------------------------
Total Return Fund - Investor Class (9/87)          (3.79%)       (5.65%)             8.52%             12.02%           9
----------------------------------------------------------------------------------------------------------------------------------
Total Return Fund - Class C (2/00)                 (5.58%)         N/A               N/A               (1.43%)^         9
----------------------------------------------------------------------------------------------------------------------------------

+ PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED.

*  AVERAGE ANNUALIZED

^ FOR FUNDS INTRODUCED MORE RECENTLY

BALANCED FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

The recent period has been challenging for both the equity and fixed-income markets, as investor concerns shifted from the threat of higher interest rates to fears that a pronounced economic slowdown might hinder corporate profitability. Adding to this climate of uncertainty were higher energy prices, weakness in the euro currency, and the unresolved U.S. presidential election. Against this backdrop, investors sought stability in Treasury bonds and high-quality corporate bonds, as well as in more defensive stocks prized for their earnings predictability. Meanwhile, a number of high-profile technology companies reported disappointing results, casting a cloud over the entire sector and triggering a sharp sell-off in the Nasdaq Composite Index.(2)

--------------------------------------------------------------------------------
                                BALANCED FUND -
                          TOP 10 COMMON STOCK HOLDINGS
                      % of Total Net Assets as of 11/30/00

--------------------------------------------------------------------------------
Pfizer Inc.....................................................1.61%

SBC Communications.............................................1.56%

Verizon Communications.........................................1.53%

American Home Products.........................................1.52%

Bank of New York...............................................1.51%

Pharmacia Corp.................................................1.50%

America Online.................................................1.47%

Citigroup Inc..................................................1.46%

Allmerica Financial............................................1.41%

Merck & Co.....................................................1.38%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.

--------------------------------------------------------------------------------

For the six-month period ended November 30, 2000, the value of Balanced Fund-Investor Class shares edged down 0.75%. This can be compared to both the S&P 500 Index, which dropped 6.92% during the same period, and the Lehman Government/Corporate Bond Index, which rose 7.44%. (Of course, past performance is no guarantee of future results.)(1),(2)

We are pleased that the fund performed as designed, providing investors with stable performance across a variety of economic conditions. If anything, this period of heightened volatility has demonstrated the value of the fund's diversification across market segments and different asset classes.

CORE HOLDINGS PROVIDED STABILITY

The fund's all-weather characteristics have also been enhanced by our continued barbell approach, which complements a core of stable, high-quality blue chip stocks with holdings in more growth-oriented companies that operate in dynamic areas of the economy.

Our core positions provided us with welcome stability, and we were fortunate in the decision we made earlier in 2000 to add to our weightings in more defensive growth industries, including pharmaceuticals and financial services. Investors favored leading drug companies for their earnings predictability, driving solid gains in Pfizer Inc and Merck & Co. Our results were also aided by our overweight exposure to financial services, as companies such as Citigroup Inc benefited from a positive interest-rate outlook and a diversified portfolio of financial subsidiaries that leaves them less vulnerable to credit concerns and volatility in the banking business.

TELECOMMUNICATIONS HOLDINGS REBOUND

While some of our higher-growth holdings have been penalized by the indiscriminate sell-off in telecommunications and technology shares, we did enjoy successes in these sectors. In the telecommunications services industry, incumbent regional Bell telephone service providers SBC Communications and Verizon Communications moved higher after reporting strong third-quarter profits that reflected robust demand for high-growth wireless and digital subscriber line (DSL) services.

LINE GRAPH: INVESCO BALANCED FUND - INVESTOR CLASS
            GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Balanced Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the Lehman Government/Corporate Bond Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (11/93) through 11/30/00.

          INVESCO Balanced Fund -
          Investor Class           S&P 500 Index(2)        Lehman Government/
                                                        Corporate Bond Index(2)
11/93     $10,000                    $10,000                 $10,000
11/94     $10,892                    $10,104                 $9,628
11/95     $14,596                    $13,835                 $11,389
11/96     $17,461                    $17,689                 $12,027
11/97     $20,461                    $22,730                 $12,918
11/98     $23,135                    $28,112                 $14,255
11/99     $27,416                    $33,985                 $14,068
11/00     $27,323                    $32,547                 $15,337

LINE GRAPH: INVESCO BALANCED FUND - CLASS C
            GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Balanced Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the Lehman Government/Corporate Bond Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the nine month period ended 11/30/00.

          INVESCO Balanced Fund -
          Class C                  S&P 500 Index(2)       Lehman Government/
                                                        Corporate Bond Index(2)
2/00      $10,000                    $10,000                 $10,000
11/00     $9,847                     $9,707                  $10,836

The digitalization of communications is also creating opportunities for EMC Corp -- which withstood the broad pressure on technology stocks to provide us with solid performance. EMC provides one-stop shopping for data storage and retrieval, a market that is exploding with the volume in personal and commercial data traffic.

U.S. TREASURY NOTES AID PERFORMANCE

Also shoring up performance for the fund were its fixed-income holdings, particularly U.S. Treasuries, which benefited from investors' "flight to quality," the government budget surplus, and expectations that the Federal Reserve might lower interest rates in 2001.

(1) PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.

(2) THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET, THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED INDEX REFLECTING PERFORMANCE OF THE LONG-TERM FIXED-INCOME MARKET, AND THE NASDAQ COMPOSITE INDEX IS AN UNMANAGED INDEX OF STOCKS TRADED OVER-THE-COUNTER. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND.

FUND MANAGEMENT

[PHOTOGRAPH OF CHARLES P. MAYER OMITTED]

CHARLES P. MAYER
BALANCED FUND (EQUITY)

SENIOR VICE PRESIDENT AND DIRECTOR OF INCOME EQUITY INVESTMENTS CHARLES P. MAYER IS RESPONSIBLE FOR THE EQUITY SIDE OF THE FUND. AN INDUSTRY VETERAN WITH MORE THAN 30 YEARS OF PROFESSIONAL EXPERIENCE, CHARLIE EARNED AN MBA FROM ST. JOHN'S UNIVERSITY AND A BA FROM ST. PETER'S COLLEGE. HE BEGAN HIS INVESTMENT CAREER IN 1969, AND HAS MANAGED THE FUND SINCE 1996. PREVIOUSLY, CHARLIE WAS WITH WESTINGHOUSE PENSION INVESTMENT CORP.

[PHOTOGRAPH OF PETER M. LOVELL OMITTED]

PETER M. LOVELL
BALANCED FUND (EQUITY)

VICE PRESIDENT PETER M. LOVELL CO-MANAGES THE EQUITY PORTION OF THE FUND WITH CHARLIE MAYER. PETE EARNED HIS BA DEGREE AT COLORADO STATE UNIVERSITY AND HIS MBA FROM REGIS UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1992.

PIE CHART:  BALANCED FUND
            INDUSTRY BREAKDOWN
            AS OF 11/30/00

[PIE CHART]

% OF TOTAL NET ASSETS

Electric Utilities....................11.51%

U.S. Government Obligations............9.52%

Health Care Drugs -
  Pharmaceuticals......................8.47%

Telephone..............................6.33%

Oil & Gas -
  Exploration & Production.............3.40%

Banks - Money Center...................3.30%

Other Industries......................51.42%

Net Cash & Cash Equivalents............6.05%

We remain cautiously optimistic on the outlook for both equity and fixed-income securities. Financial market liquidity remains favorable, and while economic growth has decelerated, the threat of recession remains low. Consequently, we plan no substantial changes in our asset allocation between stocks and bonds. Within our equity holdings, we will maintain our focus on high-quality growth companies selected from all 11 sectors of the S&P 500 Index. While some of these stocks have been out of favor recently, we are confident that investors will again reward their ability to grow earnings in any kind of environment -- a characteristic that will be even more desirable if the economy does slow further.

LINE GRAPH: INVESCO BALANCED FUND - INSTITUTIONAL CLASS
            GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO Balanced Fund - Institutional Class to the value of a $10,000 investment in the S&P 500 Index(2) and a $10,000 investment in the Lehman Government/Corporate Bond Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the four month period ended 11/30/00.

          INVESCO Balanced Fund -
          Institutional Class     S&P 500 Index(2)         Lehman Government/
                                                        Corporate Bond Index(2)
7/00      $10,000                   $10,000                  $10,000
11/00     $9,613                    $9,084                   $10,529

[PHOTOGRAPH OF JERRY PAUL OMITTED]

JERRY PAUL, CFA, CPA
BALANCED FUND (FIXED-INCOME)

SENIOR VICE PRESIDENT AND DIRECTOR OF FIXED-INCOME INVESTMENTS JERRY PAUL SERVES AS CO-PORTFOLIO MANAGER OF THE FUND, CONCENTRATING ON FIXED-INCOME SECURITIES. JERRY BEGAN HIS INVESTMENT CAREER IN 1976. HE EARNED AN MBA FROM THE UNIVERSITY OF NORTHERN IOWA, AND A BBA FROM THE UNIVERSITY OF IOWA. BEFORE JOINING INVESCO FUNDS GROUP, HE WORKED FOR STEIN, ROE & FARNHAM INC., AS WELL AS QUIXOTE INVESTMENT MANAGEMENT. HE IS A CHARTERED FINANCIAL ANALYST AND CERTIFIED PUBLIC ACCOUNTANT.

EQUITY INCOME FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

Market conditions over the past six months have demonstrated the importance of portfolio diversification, as the technology and telecommunications stocks that dominated gains in late 1999 and early 2000 moved out of favor, while a number of other market segments traded dominance. In particular, energy and utility shares were buoyed by high demand and surging prices for oil and natural gas, while financial services stocks have benefited from diminishing interest rate fears. More recently, investors have favored pharmaceutical stocks for their defensive nature and earnings predictability.

For the six-month period ended November 30, 2000, Equity Income Fund-Investor Class shares declined 2.16%, compared to a 6.92% drop in the S&P 500 Index and a 7.44% gain in the Lehman Government/Corporate Bond Index. Over the past 12 months, the fund earned a small positive return of 0.35%, compared with a 4.23% drop in the S&P 500 Index and a 9.02% gain in the Lehman Government/Corporate Bond Index. (Of course, past performance is no guarantee of future results.)(3),(4)

DIVERSIFICATION REDUCES VOLATILITY

Although we are disappointed that the fund lost ground over the past six months, we are pleased that it provided investors with relatively stable performance in what has been a highly volatile market. The fund's ability to minimize downside risk reflects our focus on individual stock selection and our broad diversification across all 11 sectors of the S&P 500 Index.

In particular, our performance was aided by solid gains in a number of our financial services and energy holdings. In these sectors, our focus has been on companies with solid business fundamentals and an ability to expand their top-line revenue and earnings growth in any kind of economic environment. For example, in the financial services sector, Bank of New York is a leader in back office processing, a business that is less sensitive to interest rate fluctuations and credit concerns than traditional banking. The stock has been one of our strongest performers this year.

ENERGY STOCKS BENEFITED FROM HIGH DEMAND, FIRM PRICES

In the energy sector, we focused on diversified companies benefiting from high demand/tight capacity and firm pricing power in both the oil and natural gas markets. Companies such as Exxon Mobil -- a global leader in oil exploration, production and distribution -- are well positioned to capitalize on an anticipated multiyear investment cycle.

While several of our New Economy shares were caught in the recent sell-off, our sensitivity to this downward pressure was reduced by our underweighting in technology stocks relative to the S&P 500 Index. Despite the recent stresses, we remain optimistic on the prospects of our technology holdings, many of which are now trading at highly attractive valuations. Consequently, we are opportunistically adding to our favorite names -- a strategy we believe will leave us well positioned to capitalize on a market rebound.

--------------------------------------------------------------------------------
                              EQUITY INCOME FUND--
                          TOP 10 COMMON STOCK HOLDINGS
                      % of Total Net Assets as of 11/30/00
--------------------------------------------------------------------------------

Bank of New York...............................................5.35%

General Electric...............................................3.24%

Merck & Co.....................................................2.92%

Stilwell Financial.............................................2.71%

Exxon Mobil....................................................2.34%

Allmerica Financial............................................2.29%

Citigroup Inc..................................................2.25%

Pfizer Inc.....................................................2.07%

SBC Communications.............................................1.90%

American Home Products.........................................1.89%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE
--------------------------------------------------------------------------------

U.S. TREASURY NOTES BOOST PERFORMANCE

Meanwhile, contributions by the fund's fixed-income holdings were mixed. Treasuries have been among the best-performing assets over the past six months, benefiting from easing interest rate fears and the recent flight to quality. Our results were hindered, however, by our exposure to the high-yield corporate bond market, which has been shadowed by liquidity constraints and concerns over credit quality. On a positive note, the yield spreads between corporate bonds and Treasuries have widened to their greatest levels since the early 1990s, and will offer attractive total return opportunities once the market stabilizes.

While we recognize that recent market dynamics have been challenging, we believe that business conditions remain generally favorable. While it is difficult to predict when we might see a rebound in share prices, we are confident that the fund is invested in the kind of holdings that can thrive, even in an economic slowdown. We continue to focus on well-managed companies enjoying market leadership, solid sales unit growth, and sustainable pricing power in a diverse group of economic sectors.

LINE GRAPH: INVESCO EQUITY INCOME FUND - INVESTOR CLASS
            GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Equity Income Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(4) and a $10,000 investment in the Lehman Government/Corporate Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 11/30/00.

          INVESCO Equity
          Income Fund -
          Investor Class      S&P 500 Index(4)       Lehman Government/
                                                   Corporate Bond Index(4)
11/90     $10,000               $10,000                 $10,000
11/91     $16,632               $12,029                 $11,043
11/92     $14,872               $14,247                 $12,468
11/93     $17,200               $15,683                 $14,019
11/94     $16,941               $15,846                 $13,498
11/95     $21,275               $21,698                 $15,966
11/96     $25,654               $27,741                 $16,860
11/97     $31,665               $35,648                 $18,110
11/98     $35,536               $44,089                 $19,984
11/99     $40,926               $53,299                 $19,722
11/00     $41,069               $51,045                 $21,501

FUND MANAGEMENT

[PHOTOGRAPH OF CHARLES P. MAYER OMITTED]

CHARLES P. MAYER
EQUITY INCOME FUND (EQUITY)

SENIOR VICE PRESIDENT AND DIRECTOR OF INCOME EQUITY INVESTMENTS CHARLES P. MAYER IS RESPONSIBLE FOR THE EQUITY SIDE OF THE FUND. AN INDUSTRY VETERAN WITH MORE THAN 30 YEARS OF PROFESSIONAL EXPERIENCE, CHARLIE EARNED AN MBA FROM ST. JOHN'S UNIVERSITY AND A BA FROM ST. PETER'S COLLEGE. HE BEGAN HIS INVESTMENT CAREER IN 1969, AND HAS MANAGED THE FUND SINCE 1993. PREVIOUSLY, CHARLIE WAS WITH WESTINGHOUSE PENSION INVESTMENT CORP.

[PHOTOGRAPH OF JERRY PAUL OMITTED]

JERRY PAUL, CFA, CPA
EQUITY INCOME FUND (FIXED-INCOME)

SENIOR VICE PRESIDENT AND DIRECTOR OF FIXED-INCOME INVESTMENTS JERRY PAUL SERVES AS CO-PORTFOLIO MANAGER OF THE FUND, CONCENTRATING ON FIXED-INCOME SECURITIES. JERRY BEGAN HIS INVESTMENT CAREER IN 1976. HE EARNED AN MBA FROM THE UNIVERSITY OF NORTHERN IOWA, AND A BBA FROM THE UNIVERSITY OF IOWA. BEFORE JOINING INVESCO FUNDS GROUP, HE WORKED FOR STEIN, ROE & FARNHAM INC., AS WELL AS QUIXOTE INVESTMENT MANAGEMENT. HE IS A CHARTERED FINANCIAL ANALYST AND CERTIFIED PUBLIC ACCOUNTANT.

"WHILE IT IS DIFFICULT TO PREDICT WHEN WE MIGHT SEE A REBOUND IN SHARE PRICES, WE ARE CONFIDENT THAT THE FUND IS INVESTED IN THE KIND OF HOLDINGS THAT CAN THRIVE, EVEN IN AN ECONOMIC SLOWDOWN." -- PAGE 7

LINE GRAPH: INVESCO EQUITY INCOME FUND - CLASS C
            GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Equity Income Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(4) and a $10,000 investment in the Lehman Government/Corporate Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the nine month period ended 11/30/00.

          INVESCO Equity
          Income Fund -
          Class C             S&P 500 Index          Lehman Government/
                                                   Corporate Bond Index(4)
2/00      $10,000               $10,000                 $10,000
11/00     $10,400               $9,707                  $10,836

PIE CHART:  EQUITY INCOME FUND
            INDUSTRY BREAKDOWN
            AS OF 11/30/00

[PIE CHART]

% OF TOTAL NET ASSETS

Health Care  -
  Pharmaceuticals......................8.70%

Electric Utilities.....................7.18%

Oil - International Integrated.........5.74%

Banks - Regional.......................5.35%

Banks - Money Center...................4.46%

Foods..................................4.43%

Telephone..............................4.18%

Electrical Equipment...................3.35%

Insurance - Life & Health..............3.16%

Other Industries......................48.73%

Net Cash & Cash Equivalents............4.72%

(3)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.

(4)THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET, WHILE THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED INDEX REFLECTING PERFORMANCE OF THE LONG-TERM FIXED-INCOME MARKET. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND.

TOTAL RETURN FUND

YOUR FUND'S REPORT

FUND PERFORMANCE

DEAR SHAREHOLDER:

In the past six months, we have witnessed a continued broadening of financial markets that has worked in the fund's favor. While high valuation technology and telecommunications stocks dominated market gains in 1999 and early 2000, investors subsequently widened their search for compelling investment opportunities amid growing concerns over high valuations, slowing economic growth, and pressure on corporate earnings. In particular, a number of high-profile profit disappointments in the technology sector demonstrated that so-called New Economy companies were not immune to economic cycles. These pressures -- combined with higher energy prices, a weak euro currency, and presidential election uncertainty -- triggered a rotation into fixed-income securities, as well as more defensive and value-oriented stocks in industries such as financial services, utilities, health care, and consumer staples.

LINE GRAPH: INVESCO TOTAL RETURN FUND - INVESTOR CLASS
            GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Total Return Fund - Investor Class to the value of a $10,000 investment in the S&P 500 Index(6) and a $10,000 investment in the Lehman Government/Corporate Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 11/30/00.

          INVESCO Total
          Return Fund -
          Investor Class        S&P 500 Index(6)      Lehman Government/
                                                   Corporate Bond Index(6)
11/90     $10,000                $10,000                $10,000
11/91     $12,016                $12,029                $11,043
11/92     $13,980                $14,247                $12,468
11/93     $15,708                $15,683                $14,019
11/94     $16,178                $15,846                $13,498
11/95     $20,669                $21,698                $15,966
11/96     $24,168                $27,741                $16,860
11/97     $29,246                $35,648                $18,110
11/98     $33,357                $44,089                $19,984
11/99     $32,969                $53,299                $19,722
11/00     $31,108                $51,045                $21,501

For the six-month period ended November 30, 2000, the value of Total Return Fund-Investor Class shares declined 3.79%, compared to a 6.92% drop in the S&P 500 Index and a 7.44% increase in the Lehman Government/Corporate Bond Index. (Of course, past performance is no guarantee of future results.)(5),(6)

VALUE ORIENTATION AIDS RECENT RESULTS

The performance of our equity positions was aided by our emphasis on reasonably valued stocks in more defensive sectors of the economy -- a focus that mitigated the fund's sensitivity to the market's downward movement. In particular, financial and utility stocks far outpaced other sectors, as they benefited from perceived stabilization in interest rates, attractive valuations and steady earnings.

FINANCIAL SERVICES, DRUG AND CONSUMER STOCKS DRIVE PERFORMANCE

In the financial services industry, we focused on companies in business lines that are less vulnerable to interest rate and financial market fluctuations. One standout was American International Group, the largest commercial and industrial insurance underwriter in the United States and a global player in diversified financial services. Another key performer was General Electric, which combines a tremendous depth of management talent with its leading presence in a diverse array of businesses, from financial services to aircraft engines. Moreover, its electric turbine business is now capitalizing on increasing demand for new generating capacity.

We also benefited from solid gains in a number of our drug stocks, including Bristol-Myers Squibb. The company recently patented a by-product of its anti-anxiety drug BuSpar, which will provide further protection against generic competition.

And among consumer staples stocks, Proctor & Gamble has rebounded from earlier weakness, supported by its solid foothold in markets from personal care to food and beverages.

A  lower   technology   weighting   worked  in  our  favor.   While  the  fund's
underweighting  in  technology  mitigated  our  sensitivity  to the  broad-based declines in this sector, our performance was hindered by our relative overexposure to the basic materials and consumer cyclical stocks, which traded lower on fears of higher fuel prices, a potential consumer slowdown, and a weak euro.

PIE CHART:  TOTAL RETURN FUND
            INDUSTRY BREAKDOWN
            AS OF 11/30/00

[PIE CHART]

% OF TOTAL NET ASSETS

Health Care Drugs -
  Pharmaceuticals........................7.83%

Financial - Diversified..................7.81%

U.S. Government Obligations..............7.52%

U.S. Government Agency Obligations.......7.00%

Oil - International Integrated...........5.24%

Banks - Regional.........................4.85%

Telephone................................4.10%

Banks - Money Center.....................3.78%

Insurance - Multi-Line...................3.32%

Other Industries........................47.48%

Net Cash & Cash Equivalents..............1.07%

INVESCO TOTAL RETURN FUND UNDER NEW MANAGEMENT

Effective December 15, 2000, management of INVESCO Total Return Fund was assumed by Charlie Mayer, Senior Vice President and Director of Income Equity
Investments for INVESCO Funds Group. Charlie has more than 30 years of experience managing diversified equity portfolios, and has managed INVESCO Equity Income Fund since 1993.

The  fund  is  now  co-managed  by  Vice  President  Richard  R.  Hinderlie.   A
fixed-income manager since 1973, Dick has extensive experience with mortgage-backed securities, U.S. Treasury, and money market investment-grade securities. He received his B.A. in Economics from Pacific Lutheran University and his M.B.A. from Arizona State University. Prior to joining INVESCO Funds, Dick was with Bank Western and his own investment firm.

(5)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL VARY SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEXES DO NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED THEIR PERFORMANCE.

(6)THE S&P 500 INDEX IS AN UNMANAGED INDEX CONSIDERED REPRESENTATIVE OF THE BROAD STOCK MARKET, WHILE THE LEHMAN GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED INDEX REFLECTING PERFORMANCE OF THE LONG-TERM FIXED-INCOME MARKET. THE INDEXES ARE NOT MANAGED; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND.

FUND MANAGEMENT

DAVID S. GRIFFIN, CFA
TOTAL RETURN FUND (EQUITY)

DAVID S. GRIFFIN BEGAN HIS INVESTMENT CAREER IN 1982, JOINING INVESCO IN 1986. HE EARNED HIS MBA AT WILLIAM & MARY COLLEGE, AND HIS BA AT OHIO WESLEYAN UNIVERSITY. DAVID IS A CHARTERED FINANCIAL ANALYST.

JAMES O. BAKER, CFA
TOTAL RETURN FUND (FIXED-INCOME)

JAMES O. BAKER BEGAN HIS INVESTMENT CAREER IN 1977. PRIOR TO JOINING INVESCO, HE WAS A BROKER WITH DREXEL BURNHAM LAMBERT AND MORGAN KEEGAN, AND A PORTFOLIO MANAGER AT WILLIS INVESTMENT COUNSEL. JIM HAS A BA FROM MERCER UNIVERSITY, AND IS A CHARTERED FINANCIAL ANALYST.

Meanwhile, our fixed-income exposure provided a welcome cushion against stock market volatility. In particular, we benefited from solid gains in Treasuries, mortgage-backed securities, and higher-quality bonds in the intermediate section of the yield curve. Despite considerable controversy surrounding government agencies and the GSE (government-sponsored enterprises) legislation, agency bonds also performed well.

Going forward, the fund will continue to pursue high total returns by investing in a combination of dividend-paying stocks and fixed-income securities. Our allocation between stocks and bonds will be guided by careful and constant monitoring of relative returns and fundamentals in the equity and fixed-income markets. At the same time, we will remain on the lookout for high-quality and promising stocks whose intrinsic value may not yet be recognized by the broader market. In particular, we want to identify those companies that have some kind of catalyst to drive their stock prices higher. These might be companies that are on the verge of either an earnings acceleration, or some change in their business or market opportunities.

--------------------------------------------------------------------------------
                               TOTAL RETURN FUND--
                          TOP 10 COMMON STOCK HOLDINGS
                      % of Total Net Assets as of 11/30/00
--------------------------------------------------------------------------------

Citigroup Inc......................................................2.25%

Exxon Mobil........................................................2.22%

General Electric...................................................1.88%

Johnson & Johnson..................................................1.80%

American International Group.......................................1.74%

Fannie Mae.........................................................1.63%

Procter & Gamble...................................................1.59%

Philip Morris......................................................1.50%

Bristol-Myers Squibb...............................................1.49%

SBC Communications.................................................1.44%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

LINE GRAPH: INVESCO TOTAL RETURN FUND - CLASS C
            GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Total Return Fund - Class C to the value of a $10,000 investment in the S&P 500 Index(6) and a $10,000 investment in the Lehman Government/Corporate Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, for the nine month period ended 11/30/00.

          INVESCO Total
          Return Fund -
          Class C           S&P 500 Index(6)       Lehman Government/
                                                 Corporate Bond Index(6)
2/00      $10,000              $10,000               $10,000
11/00     $9,857               $9,707                $10,836

"THE PERFORMANCE OF OUR EQUITY POSITIONS WAS AIDED BY OUR EMPHASIS ON REASONABLY VALUED STOCKS IN MORE DEFENSIVE SECTORS OF THE ECONOMY - A FOCUS THAT MITIGATED THE FUND'S SENSITIVITY TO THE MARKET'S DOWNWARD VOLATILITY."

QUESTIONS & ANSWERS

AN INTERVIEW WITH CHARLIE MAYER, DIRECTOR OF INCOME EQUITY INVESTMENTS

[PHOTOGRAPH OF CHARLIE MAYER OMITTED]

CHARLIE MAYER IS A SENIOR VICE PRESIDENT AND DIRECTOR OF INCOME EQUITY INVESTMENTS FOR INVESCO FUNDS

NAVIGATING IN A CHALLENGING MARKET

CHARLIE, THE RECENT MARKET ENVIRONMENT HAS BEEN VERY CHALLENGING. CAN YOU PROVIDE SOME PERSPECTIVE?

CHARLIE MAYER: It certainly has been a volatile period, but one that we believe works to our strengths. For much of the year, the market was caught in a Catch-22, as investors weighed the threat of a slowing economy and weaker earnings against the risk that better market performance could trigger additional rate hikes. This kept many high-quality stocks treading water as investors tried to decide how to value them. Then we saw a spate of disappointing earnings reports that seemed to signal that an earnings slowdown was the greater risk. Soon investors were focusing on the worst possible scenario, and this negative sentiment was only deepened by concerns over higher energy prices and the unresolved presidential election.

The recent sell-off was somewhat indiscriminate -- pressuring fundamentally strong companies with solid financial results along with the more speculative players. I think there are now signs that the market has overcorrected. In fact, we are starting to see some stocks rally even following negative company news -- because the reality has not been as bad as expectations reflected in share prices. This suggests that we may be approaching a market bottom. Of course, it's difficult to predict when we might see a turnaround, but we believe our funds are well positioned to capitalize on it when it comes.

WHAT HAS BEEN YOUR STRATEGY IN THIS ENVIRONMENT?

CHARLIE MAYER: We've tried to do what we have always done. Our combination stock and bond funds are diversified, not just across asset classes, but also across all sectors of the S&P 500 Index. The importance of such diversification was confirmed in 2000. While technology and telecommunications shares dominated in the first three months, market leadership subsequently rotated through a number of sectors. By investing across all these sectors, we were able to capitalize on this leadership while limiting our exposure to downward volatility in other market segments.

At the same time, we focus on high-quality, well-managed companies we believe can produce solid earnings growth across a variety of market conditions. These are the companies we expect investors to favor when the market rebounds, as well as the kind that will fare best even in a slower economy. And the recent correction in valuations has provided us with opportunities to add to some of our favorite names, at prices that provide a solid platform for further gains.

HOW HAS THIS CHALLENGING ENVIRONMENT WORKED TO YOUR FAVOR?

CHARLIE MAYER: This environment has allowed us to demonstrate our funds' all-weather characteristics. Through broad diversification and careful individual stock selection, we were able to provide investors with relatively stable performance and less downside risk than the overall market. (Of course, past performance is no guarantee of future results.) Our individual stock selection has also been important. In a market such as this, investors become more discriminating in their choice of investments, and only the best companies -- those with the highest quality fundamentals, most promising and proven business plans, and the most reliable earnings growth -- really outperform. This benefits stock pickers such as ourselves. Our bread and butter is our intensive company-by-company fundamental research. We believe there is no substitute for getting to know companies from the bottom up, especially at a time when many companies are seeing their earnings growth decelerate.

CAN YOU DESCRIBE YOUR MANAGEMENT PROCESS?

CHARLIE MAYER: We use a bottom-up fundamental approach to investing. We conduct our own hands-on research to augment what we hear from Wall Street and other sources. We visit companies on-site, and meet with company management in person. We meet with more than 5,000 companies every year. We talk to them one-on-one, and ask them about their businesses, as well as about each industry as a whole -- their suppliers, customers and competitors. Often, that's how we get our best insights.

"THROUGH BROAD DIVERSIFICATION AND CAREFUL INDIVIDUAL STOCK SELECTION, WE WERE ABLE TO PROVIDE INVESTORS WITH RELATIVELY STABLE PERFORMANCE AND LESS DOWNSIDE RISK THAN THE OVERALL MARKET."

MARKET HEADLINES: JUNE 2000 THROUGH NOVEMBER 2000

The past six months have seen heightened financial market volatility as investors have struggled to value stocks and bonds against a backdrop of slowing economic growth, higher energy prices, earnings fears and election wrangling. While investors initially welcomed signs of moderating growth and a resulting end to Federal Reserve (the Fed) credit tightening, the subsequent summer rally proved short-lived as a spate of earnings disappointments quickly focused investor attention on concerns that a weaker economy might dampen corporate profitability.

Under this cloud of uncertainty, investors adopted a "glass half empty" view. While third quarter earnings reports were generally positive, investors focused heavily on the negative surprises, particularly those reported by high-profile technology companies such as chipmaker Intel Corp and telecommunications equipment maker Lucent Technologies. The shift in sentiment was so pronounced that investors also punished companies, including network equipment maker Nortel Networks, which met their earnings targets but revealed disappointing revenue growth in key areas of their businesses. By the end of the third quarter, it was clear that euphoric expectations for rapid acceleration in technology spending might need to be adjusted downward, which triggered a sharp correction in shares of semiconductor, personal computer and networking companies.

The good news is that the resulting sell-off in technology and other New Economy stocks benefited other market segments favored for their earnings predictability and defensive characteristics. Among the best-performing market groups were financial services, energy, utilities and pharmaceuticals. Financial services stocks surged ahead on the anticipation of lower interest rates in the future and accelerating merger activity. Energy and utility stocks were buoyed by high usage rates, as well as rising oil and natural gas prices. In the pharmaceutical industry, euphoria over the mapping of the human genome continued to fuel strong, if volatile, performance by biotechnology stocks. Equity market turbulence has also worked in favor of fixed-income securities, particularly Treasuries and high-quality corporate issues. Nonetheless, liquidity constraints and heightened credit concerns made for a difficult high-yield market and contributed to a dramatic widening of credit spreads between high-yield corporate bonds and Treasuries.

In our view, the recent market sell-off has been highly indiscriminate, punishing leading companies with profitable businesses as well as more speculative companies facing financing difficulties. In fact, many stocks are now trading at valuations that price in the worst-case scenario -- both in terms of economic growth and corporate fundamentals. This suggests the possibility of a market rebound, especially as investors gain a more balanced view of the economic and earnings outlook.

Indeed, we believe the conditions for stock and bond investing remain highly favorable -- laying the groundwork for a renewed market advance. Economic growth appears to be moderating to the desired "soft landing," while overall inflationary pressures remain relatively benign. Consequently, the Fed is expected to abandon its tightening bias, setting the stage for potential interest rate cuts in 2001.

Of course, it is difficult to predict when the market might turn. Nonetheless, we believe our funds are well positioned to capitalize on this rebound when it occurs. In fact, our strategy has not changed substantially in this environment. We continue to focus on high-quality companies selected from all 11 sectors of the S&P 500 Index. This diversification allows us to benefit from rotating market leadership, while minimizing our sensitivity to downward volatility in any single sector. We are confident that investors will continue to reward the companies we own for their solid fundamentals and their ability to grow earnings in any kind of economic environment.


"IN OUR  VIEW,  THE  RECENT  MARKET  SELL-OFF  HAS BEEN  HIGHLY  INDISCRIMINATE,
PUNISHING  LEADING  COMPANIES  WITH  PROFITABLE   BUSINESSES  AS  WELL  AS  MORE
SPECULATIVE COMPANIES FACING FINANCING DIFFICULTIES."

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO COMBINATION STOCK & BOND FUNDS, INC.
NOVEMBER 30, 2000
UNAUDITED

                                                                SHARES OR
                                                                PRINCIPAL
 %       DESCRIPTION                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------
BALANCED FUND
62.86    COMMON STOCKS
0.46     AGRICULTURAL PRODUCTS
         Monsanto Co(a)                                           194,500 $     4,874,656
==========================================================================================
1.09     ALUMINUM
         Alcoa Inc                                                409,500      11,542,781
==========================================================================================
0.81     AUTOMOBILES
         General Motors                                           172,400       8,533,800
==========================================================================================
3.30     BANKS--MONEY CENTER
         Chase Manhattan                                          218,850       8,070,094
         Morgan (J P) & Co                                         93,100      12,551,044
         Wells Fargo & Co                                         303,100      14,378,306
==========================================================================================
                                                                               34,999,444
1.52     BANKS--REGIONAL
         Bank of New York                                         291,200      16,070,600
==========================================================================================
2.07     BIOTECHNOLOGY--HEALTH CARE
         Genentech Inc(a)                                         171,300      11,659,106
         Immunex Corp(a)                                          276,100      10,267,469
==========================================================================================
                                                                               21,926,575
1.83     BROADCASTING
         EchoStar Communications Class A Shrs(a)                  266,400       7,775,550
         General Motors Class H Shrs(a)                           533,500      11,598,290
==========================================================================================
                                                                               19,373,840
0.68     CABLE
         AT&T Corp-Liberty Media Group Class A Shrs(a)            533,300       7,232,881
==========================================================================================
0.92     COMPUTER SOFTWARE & SERVICES
         Intuit Inc(a)                                            213,700       9,736,706
==========================================================================================
0.89     COMPUTER SYSTEMS
         Compaq Computer                                          440,300       9,466,450
==========================================================================================
1.01     COMPUTERS--HARDWARE
         Sun Microsystems(a)                                      140,300      10,671,569
==========================================================================================
1.95     COMPUTERS--NETWORKING
         Cisco Systems(a)                                         287,800      13,778,425
         Redback Networks(a)                                       98,200       6,855,588
==========================================================================================
                                                                               20,634,013
2.29     COMPUTERS--PERIPHERALS
         EMC Corp(a)                                              196,700      14,629,563
         Palm Inc(a)                                              265,000       9,589,687
==========================================================================================
                                                                               24,219,250

                                                                SHARES OR
                                                                PRINCIPAL
 %       DESCRIPTION                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------

1.22     ELECTRIC UTILITIES
         Duke Energy                                              143,600 $    12,915,025
==========================================================================================
1.14     ELECTRICAL EQUIPMENT
         General Electric                                         242,900      12,038,731
==========================================================================================
2.58     ELECTRONICS--SEMICONDUCTORS
         Intel Corp                                               244,000       9,287,250
         Maxim Integrated Products(a)                             226,400      11,546,400
         SDL Inc(a)                                                35,700       6,488,475
==========================================================================================
                                                                               27,322,125
1.47     ENTERTAINMENT
         America Online(a)                                        383,900      15,590,179
==========================================================================================
1.46     FINANCIAL--DIVERSIFIED
         Citigroup Inc                                            310,900      15,486,706
==========================================================================================
1.18     GAMING
         Harrah's Entertainment(a)                                447,800      12,538,400
==========================================================================================
8.49     HEALTH CARE DRUGS--PHARMACEUTICALS
         American Home Products                                   267,500      16,083,437
         King Pharmaceuticals(a)                                  238,500      11,626,875
         Merck & Co                                               158,300      14,672,431
         Pfizer Inc                                               385,200      17,069,175
         Pharmacia Corp                                           261,600      15,957,600
         Teva Pharmaceutical Industries Ltd Sponsored
           ADR Representing Ord Shrs                              220,500      14,497,875
==========================================================================================
                                                                               89,907,393
1.41     INSURANCE--MULTI-LINE
         Allmerica Financial                                      240,700      14,938,444
==========================================================================================
1.19     INVESTMENT BANK/BROKER FIRM
         Morgan Stanley Dean Witter & Co                          199,200      12,624,300
==========================================================================================
1.15     INVESTMENT COMPANIES
         Stilwell Financial                                       373,900      12,151,750
==========================================================================================
2.36     MANUFACTURING--DIVERSIFIED
         Corning Inc                                              198,700      11,623,950
         Minnesota Mining & Manufacturing                         133,900      13,373,262
==========================================================================================
                                                                               24,997,212
1.26     NATURAL GAS
         Coastal Corp                                             182,400      13,360,800
==========================================================================================
1.35     OIL--INTERNATIONAL INTEGRATED
         Exxon Mobil                                              162,200      14,273,600
==========================================================================================
3.16     OIL & GAS--EXPLORATION & PRODUCTION
         Apache Corp                                              223,400      11,672,650
         Canadian Natural Resources Ltd(a)                        330,600       9,142,104
         Unocal Corp                                              370,300      12,636,488
==========================================================================================
                                                                               33,451,242



                                                                SHARES OR
                                                                PRINCIPAL
 %       DESCRIPTION                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------

0.75     OIL WELL EQUIPMENT & SERVICES
         Schlumberger Ltd                                         128,100 $     7,942,200
==========================================================================================
1.38     PERSONAL CARE
         Gillette Co                                              430,200      14,573,025
==========================================================================================
0.40     RAILROADS
         Norfolk Southern                                         292,900       4,210,438
==========================================================================================
1.34     RETAIL--C0MPUTERS & ELECTRONICS
         RadioShack Corp                                          303,900      14,245,313
==========================================================================================
2.47     RETAIL--GENERAL MERCHANDISE
         Target Corp                                              441,700      13,278,606
         Wal-Mart Stores                                          247,400      12,911,188
==========================================================================================
                                                                               26,189,794
1.14     SERVICES--ADVERTISING & MARKETING
         Omnicom Group                                            154,200      12,123,975
==========================================================================================
1.79     TELECOMMUNICATIONS--CELLULAR & WIRELESS
         Crown Castle International(a)                            349,000       8,310,562
         Nextel Communications Class A Shrs(a)                    342,900      10,629,900
==========================================================================================
                                                                               18,940,462
1.08     TELECOMMUNICATIONS--LONG DISTANCE
         Qwest Communications International(a)                    303,200      11,445,800
==========================================================================================
4.27     TELEPHONE
         Amdocs Ltd(a)                                            228,800      12,383,800
         SBC Communications                                       301,500      16,563,656
         Verizon Communications                                   288,900      16,232,569
==========================================================================================
                                                                               45,180,025
         TOTAL COMMON STOCKS (Cost $666,435,188)                              665,729,504
==========================================================================================
31.31    FIXED INCOME SECURITIES
9.54     US GOVERNMENT OBLIGATIONS
         US Treasury Notes
           6.750%, 5/15/2005                                $   9,000,000       9,443,754
           6.625%, 5/31/2002                                $   6,500,000       6,573,762
           6.000%, 9/30/2002                                $   9,000,000       9,053,631
           6.000%, 8/15/2004                                $   5,000,000       5,076,445
           6.000%, 8/15/2009                                $   7,500,000       7,754,145
           5.875%, 11/15/2004                               $  19,500,000      19,734,410
           5.750%, 8/15/2010                                $   5,000,000       5,110,940
           5.625%, 5/15/2008                                $  16,355,000      16,488,898
           5.500%, 5/15/2009                                $   3,000,000       3,001,413
           5.250%, 5/15/2004                                $  19,000,000      18,824,991
==========================================================================================
           TOTAL US GOVERNMENT OBLIGATIONS
              (Amortized Cost $99,323,303)                                    101,062,389
==========================================================================================
2.92     US GOVERNMENT AGENCY OBLIGATIONS
         Freddie Mac, Gold, Participation Certificates
           6.500%, 6/1/2011                                 $   5,154,326       5,112,864
           6.500%, 9/1/2011                                 $   4,957,738       4,917,857
           6.500%, 2/1/2030                                 $   4,956,054       4,819,810


                                                                SHARES OR
                                                                PRINCIPAL
 %       DESCRIPTION                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------

         Resolution Funding, Generic Interest Strip
           Zero Coupon, 4/15/2009                           $  26,100,000 $    16,015,195
==========================================================================================
           TOTAL US GOVERNMENT AGENCY OBLIGATIONS
              (Amortized Cost $29,581,401)                                     30,865,726
==========================================================================================
18.85    CORPORATE BONDS
0.26     CABLE
         Continental Cablevision, Sr Deb, 9.500%, 8/1/2013  $   2,500,000       2,738,723
==========================================================================================
0.07     CHEMICALS
         Equistar Chemicals LP, Deb, 7.550%, 2/15/2026      $   1,000,000         776,133
==========================================================================================
0.46     CHEMICALS--SPECIALTY
         Morton International, Deb, 9.250%, 6/1/2020        $   4,187,000       4,867,898
==========================================================================================
10.32    ELECTRIC UTILITIES
         Appalachian Power, 1st Mortgage Medium-Term
           Notes, 8.000%, 6/1/2025                          $   2,000,000       1,996,648
         Arizona Public Service, 1st Mortgage,
           8.000%, 2/1/2025                                 $   1,500,000       1,479,073
         Central Power & Light, 1st Mortgage, Series II
           7.500%, 4/1/2023                                 $   2,500,000       2,381,740
         Commonwealth Edison, 1st Mortgage
           Series 76, 8.250%, 10/1/2006                     $   1,000,000       1,049,535
           Series 86, 8.375%, 9/15/2022                     $   2,000,000       2,040,456
           Series 88, 8.375%, 2/15/2023                     $   4,000,000       4,054,104
           Series 93, 7.000%, 7/1/2005                      $   2,000,000       2,004,138
         Consumers Energy, 1st & Refunding Mortgage
           7.375%, 9/15/2023                                $   2,500,000       2,290,547
         Detroit Edison, Secured Medium-Term Notes
           Series C, 8.300%, 1/13/2023                      $   1,000,000       1,023,809
         Duquesne Light
           1st Collateral Trust, 7.550%, 6/15/2025          $   4,000,000       3,834,216
           Secured Medium-Term Notes, Series B
              8.200%, 11/15/2022                            $   1,000,000       1,020,734
         El Paso Electric, 1st Mortgage
           Series D, 8.900%, 2/1/2006                       $   5,500,000       5,842,749
           Series E, 9.400%, 5/1/2011                       $   2,000,000       2,153,464
         Gulf Power, 1st Mortgage, 6.875%, 1/1/2026         $   3,000,000       2,694,150
         Gulf States Utilities, 1st Mortgage,
           8.700%, 4/1/2024                                 $   1,000,000       1,048,485
         Indiana Michigan Power, 1st Mortgage
           Medium-Term Notes, 8.500%, 12/15/2022            $   3,000,000       3,082,233
         Jersey Central Power & Light
           1st Mortgage, 7.500%, 5/1/2023                   $   2,000,000       1,908,280
           Sr 1st Mortgage Medium-Term Notes, Series C
              7.980%, 2/16/2023                             $   2,000,000       1,986,026
         Kentucky Utilities, 1st Mortgage, Series R,
           7.550%, 6/1/2025                                 $   2,000,000       1,889,338
         Metropolitan Edison, 1st Mortgage Medium-Term
           Notes, Series B, 8.150%, 1/30/2023               $   2,000,000       2,019,292
         New York State Electric & Gas, 1st Mortgage
           8.300%, 12/15/2022                               $   1,500,000       1,523,223
         Niagara Mohawk Power, 1st Mortgage
           8.750%, 4/1/2022                                 $   7,000,000       7,231,280
           8.500%, 7/1/2023                                 $   3,000,000       3,085,767
           7.750%, 5/15/2006                                $   4,000,000       4,133,776




                                                                SHARES OR
                                                                PRINCIPAL
 %       DESCRIPTION                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------

         NRG Northeast Generating LLC, Sr Secured Bond
           Series C, 9.292%, 12/15/2024(b)                  $   7,000,000 $     7,329,700
         Pennsylvania Power, 1st Mortgage,
           8.500%, 7/15/2022                                $   2,500,000       2,498,675
         Potomac Edison, 1st Mortgage, 7.750%, 5/1/2025     $   4,000,000       3,910,296
         Potomac Electric Power, 1st Mortgage,
           8.500%, 5/15/2027                                $   2,000,000       2,052,184
         Public Service Electric & Gas, 1st &
           Refunding Mortgage 6.375%, 5/1/2023              $   1,400,000       1,342,120
         Public Service of New Mexico, Sr Notes
           Series A, 7.100%, 8/1/2005                       $   5,000,000       4,912,650
           Series B, 7.500%, 8/1/2018                       $   5,000,000       4,675,340
         Texas Utilities
           1st Mortgage
               7.375%, 10/1/2025                            $   2,350,000       2,206,185
               8.500%, 8/1/2024                             $   4,116,000       4,282,974
           1st Mortgage & Collateral Trust
              8.750%, 11/1/2023                             $   1,000,000       1,053,775
              7.875%, 4/1/2024                              $   4,000,000       3,950,276
         TXU Electric Capital, Gtd Capital Securities
           8.175%, 1/30/2037                                $   3,500,000       3,313,954
         Union Electric, 1st Mortgage
           8.750%, 12/1/2021                                $   3,250,000       3,396,474
           8.250%, 10/15/2022                               $     500,000         514,528
         Wisconsin Electric Power, 1st Mortgage,
           8.375%, 12/1/2026                                $   2,000,000       2,040,396
==========================================================================================
                                                                              109,252,590
1.26     ENTERTAINMENT
         Seagram (Joseph E) & Sons, Gtd Sr Notes
           7.600%, 12/15/2028                               $  11,750,000      13,299,978
==========================================================================================
0.19     FINANCIAL--DIVERSIFIED
         Associates Corp of North America, Sr Euro
           Medium-Term Notes, Series 8, 7.375%, 6/11/2007   $   2,000,000       2,041,626
==========================================================================================
0.25     INSURANCE--MULTI-LINE
         Equitable Cos, Sr Notes, 9.000%, 12/15/2004        $   2,500,000       2,673,503
==========================================================================================
0.19     INSURANCE--PROPERTY & CASUALTY
         Progressive Corp, Sr Notes, 6.625%, 3/1/2029       $   2,500,000       2,022,798
==========================================================================================
0.09     LODGING--HOTELS
         Hilton Hotels, Sr Notes, 7.200%, 12/15/2009        $   1,000,000         938,161
==========================================================================================
0.09     NATURAL GAS
         NorAm Energy, Conv Sub Deb, 6.000%, 3/15/2012      $   1,100,000         947,375
==========================================================================================
0.17     OIL--DOMESTIC INTEGRATED
         Atlantic Richfield, Deb, 10.875%, 7/15/2005        $   1,500,000       1,763,734
==========================================================================================
0.25     OIL & GAS--EXPLORATION & PRODUCTION
         Gulf Canada Resources Ltd, Sr Notes,
           8.375%, 11/15/2005                               $   1,750,000       1,785,000
         Panhandle Eastern Pipe Line, Sr Notes,
           6.500%, 7/15/2009                                $   1,000,000         895,728
==========================================================================================
                                                                                2,680,728
0.10     OIL & GAS--REFINING & MARKETING
         Sun Inc, Deb, 9.375%, 6/1/2016                     $   1,000,000       1,071,070
==========================================================================================



                                                                SHARES OR
                                                                PRINCIPAL
 %       DESCRIPTION                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------

0.49     PAPER & FOREST PRODUCTS
         Bowater Inc, Deb, 9.000%, 8/1/2009                 $   2,000,000   $   2,073,402
         Chesapeake Corp, Deb, 7.200%, 3/15/2005            $   3,500,000       3,148,061
==========================================================================================
                                                                                5,221,463

0.97     TELECOMMUNICATIONS--CELLULAR & WIRELESS
         Esat Holdings Ltd, Sr Deferred Step-Up Notes,
           Series B Zero Coupon(c), 2/1/2007                $   3,000,000       2,887,500
         Rogers Cantel, Sr Secured Deb
           9.750%, 6/1/2016                                 $   5,000,000       5,318,750
           9.375%, 6/1/2008                                 $   2,000,000       2,037,500
==========================================================================================
                                                                               10,243,750
1.61     TELECOMMUNICATIONS--LONG DISTANCE
         Esat Telecom Group PLC, Sr Notes, Series B
           11.875%, 12/1/2008                               $   2,000,000       2,300,000
         Qwest Communications International
           Sr Discount Step-Up Notes, Series B
           Zero Coupon(c), 10/15/2007                       $   9,000,000       8,030,340
         Teleglobe Inc, Gtd Deb, 7.700%, 7/20/2029          $   7,000,000       6,682,060
==========================================================================================
                                                                               17,012,400
2.08     TELEPHONE
         Centel Capital, Deb, 9.000%, 10/15/2019            $   2,500,000       2,614,552
         GTE Corp, Deb, 7.900%, 2/1/2027                    $   2,250,000       2,202,359
         MetroNet Communications, Sr Discount Step-Up Notes
           Zero Coupon(c), 6/15/2008                        $  19,850,000      16,278,985
         US WEST Communications, Notes, 5.650%, 11/1/2004   $   1,000,000         945,436
==========================================================================================
                                                                               22,041,332
           TOTAL CORPORATE BONDS (Amortized Cost $202,034,545)                199,593,262
==========================================================================================
         TOTAL FIXED INCOME SECURITIES
           (Amortized Cost $330,939,249)                                      331,521,377
==========================================================================================
5.83     SHORT-TERM INVESTMENTS
0.05     US GOVERNMENT AGENCY OBLIGATIONS
         Sallie Mae, Notes, Series CQ, 6.604%(d)
           3/7/2001 (Amortized Cost $500,000)               $     500,000         499,771
==========================================================================================
3.30     COMMERCIAL PAPER
3.30     BANKS--MONEY CENTER
         UBS Finance, 6.570%, 12/1/2000
           (Cost $35,000,000)                               $  35,000,000      35,000,000
==========================================================================================
2.41     INVESTMENT COMPANIES
         INVESCO Treasurer's Series Money Market Reserve Fund
           6.428% (Cost $25,545,527)                           25,545,527      25,545,527
==========================================================================================
0.07     REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street dated
           11/30/2000 due 12/12/2000 at 6.370%, repurchased
           at $700,124 (Collateralized  by US Treasury Bonds,
           due 8/15/2027 at 6.375%, value $718,321)
           (Cost $700,000)                                  $     700,000         700,000
==========================================================================================
         TOTAL SHORT-TERM INVESTMENTS (Amortized Cost $61,745,527)             61,745,298
==========================================================================================

                                                                SHARES OR
                                                                PRINCIPAL
 %       DESCRIPTION                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------

100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $1,059,119,964)
         (Cost for Income Tax Purposes $1,060,552,835)                    $ 1,058,996,179
==========================================================================================
EQUITY INCOME FUND
83.27    COMMON STOCKS
0.74     AEROSPACE & DEFENSE
         Northrop Grumman                                         365,000   $  30,774,062
==========================================================================================
0.47     AGRICULTURAL PRODUCTS
         Monsanto Co(a)                                           781,700      19,591,356
==========================================================================================
0.22     ALUMINUM
         Alcoa Inc                                                316,700       8,926,981
==========================================================================================
1.45     AUTOMOBILES
         Ford Motor                                             1,398,540      31,816,785
         General Motors                                           564,500      27,942,750
==========================================================================================
                                                                               59,759,535
4.46     BANKS--MONEY CENTER
         Chase Manhattan                                        1,350,000      49,781,250
         Morgan (JP) & Co                                         500,000      67,406,250
         Wells Fargo & Co                                       1,415,000      67,124,063
==========================================================================================
                                                                              184,311,563
5.34     BANKS--REGIONAL
         Bank of New York                                       4,000,000     220,750,000
==========================================================================================
1.84     BEVERAGES--ALCOHOLIC
         Anheuser-Busch Cos                                     1,600,000      75,900,000
==========================================================================================
0.75     BIOTECHNOLOGY--HEALTH CARE
         Immunex Corp(a)                                          830,000      30,865,625
==========================================================================================
1.72     BROADCASTING
         EchoStar Communications Class A Shrs(a)                  800,000      23,350,000
         General Motors Class H Shrs(a)                         2,200,000      47,828,000
==========================================================================================
                                                                               71,178,000
0.86     CABLE
         AT&T Corp-Liberty Media Group Class A Shrs(a)          2,600,000      35,262,500
==========================================================================================
0.31     COMMUNICATIONS--EQUIPMENT & MANUFACTURING
         Nokia Corp Sponsored ADR Representing Ord Shrs           300,000      12,825,000
==========================================================================================
0.28     COMPUTER SOFTWARE & SERVICES
         Microsoft Corp(a)                                        200,000      11,475,000
==========================================================================================
0.52     COMPUTER SYSTEMS
         Compaq Computer                                        1,000,000      21,500,000
==========================================================================================
1.27     COMPUTERS--NETWORKING
         Cisco Systems(a)                                       1,100,000      52,662,500
==========================================================================================
0.33     CONTAINERS--PAPER
         Temple-Inland Inc                                        300,000      13,800,000
==========================================================================================

                                                                SHARES OR
                                                                PRINCIPAL
 %       DESCRIPTION                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------

2.09     ELECTRIC UTILITIES
         Duke Energy                                              550,000 $    49,465,625
         PG&E Corp                                                700,000      19,206,250
         Scottish Power PLC Sponsored ADR Representing
           4 Ord Shrs                                             600,000      17,625,000
==========================================================================================
                                                                               86,296,875
3.24     ELECTRICAL EQUIPMENT
         General Electric                                       2,700,000     133,818,750
==========================================================================================
2.34     ELECTRONICS--SEMICONDUCTORS
         Intel Corp                                             1,200,000      45,675,000
         Maxim Integrated Products(a)                           1,000,000      51,000,000
==========================================================================================
                                                                               96,675,000
0.79     ENTERTAINMENT
         America Online(a)                                        800,000      32,488,000
==========================================================================================
2.25     FINANCIAL--DIVERSIFIED
         Citigroup Inc                                          1,868,300      93,064,694
==========================================================================================
4.42     FOODS
         General Mills                                          1,300,000      53,462,500
         Heinz (HJ) Co                                            500,000      22,812,500
         Kellogg Co                                             1,500,000      36,937,500
         Quaker Oats                                              800,000      69,550,000
==========================================================================================
                                                                              182,762,500
1.26     GAMING
         Harrah's Entertainment(a)                              1,000,000      28,000,000
         Park Place Entertainment(a)                            1,800,000      24,187,500
==========================================================================================
                                                                               52,187,500
8.69     HEALTH CARE DRUGS--PHARMACEUTICALS
         American Home Products                                 1,300,000      78,162,500
         Merck & Co                                             1,300,000     120,493,750
         Pfizer Inc                                             1,925,000      85,301,563
         Pharmacia Corp                                         1,235,600      75,371,600
==========================================================================================
                                                                              359,329,413
3.15     INSURANCE--LIFE & HEALTH
         John Hancock Financial Services(a)                     2,255,100      71,035,650
         MetLife Inc                                            2,000,000      59,250,000
==========================================================================================
                                                                              130,285,650
2.28     INSURANCE--MULTI-LINE
         Allmerica Financial                                    1,521,818      94,447,830
==========================================================================================
1.07     INVESTMENT BANK/BROKER FIRM
         Morgan Stanley Dean Witter & Co                          700,000      44,362,500
==========================================================================================
2.71     INVESTMENT COMPANIES
         Stilwell Financial                                     3,448,000     112,060,000
==========================================================================================
2.89     MANUFACTURING--DIVERSIFIED
         Corning Inc                                              500,000      29,250,000
         Illinois Tool Works                                      713,200      40,162,075


                                                                SHARES OR
                                                                PRINCIPAL
 %       DESCRIPTION                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------

         Minnesota Mining & Manufacturing                         500,000   $  49,937,500
==========================================================================================
                                                                              119,349,575
0.11     METALS MINING
         Phelps Dodge                                              93,100       4,573,538
==========================================================================================
0.70     NATURAL GAS
         Enron Corp                                               450,000      29,137,500
==========================================================================================
5.73     OIL--INTERNATIONAL INTEGRATED
         BP Amoco PLC Sponsored ADR Representing 6 Ord Shrs     1,100,000      52,181,250
         Exxon Mobil                                            1,100,000      96,800,000
         Phillips Petroleum                                       500,000      28,250,000
         Royal Dutch Petroleum New York Registry 1.25 Gldr Shrs 1,000,000      59,687,500
==========================================================================================
                                                                              236,918,750
2.29     OIL & GAS--EXPLORATION & PRODUCTION
         Apache Corp                                              900,000      47,025,000
         Unocal Corp                                            1,400,000      47,775,000
==========================================================================================
                                                                               94,800,000
1.65     OIL WELL EQUIPMENT & SERVICES
         Schlumberger Ltd                                       1,100,000      68,200,000
==========================================================================================
1.28     PAPER & FOREST PRODUCTS
         Bowater Inc                                              500,000      26,656,250
         Weyerhaeuser Co                                          596,600      26,101,250
==========================================================================================
                                                                               52,757,500
1.47     PERSONAL CARE
         Gillette Co                                            1,800,000      60,975,000
==========================================================================================
0.77     PUBLISHING
         McGraw-Hill Inc                                          600,000      31,875,000
==========================================================================================
0.75     RAILROADS
         Kansas City Southern Industries                          950,000       8,015,625
         Norfolk Southern                                       1,600,000      23,000,000
==========================================================================================
                                                                               31,015,625
1.42     RETAIL--COMPUTERS & ELECTRONICS
         RadioShack Corp                                        1,256,800      58,912,500
==========================================================================================
2.46     RETAIL--GENERAL MERCHANDISE
         Target Corp                                            2,000,000      60,125,000
         Wal-Mart Stores                                          800,000      41,750,000
==========================================================================================
                                                                              101,875,000
1.12     SAVINGS & LOAN COMPANIES
         Charter One Financial                                  1,933,914      46,413,936
==========================================================================================
0.99     SERVICES--ADVERTISING & MARKETING
         Omnicom Group                                            521,600      41,010,800
==========================================================================================
0.45     TELECOMMUNICATIONS--CELLULAR & WIRELESS
         Crown Castle International(a)                            785,600      18,707,100
==========================================================================================
1.26     TELECOMMUNICATIONS--LONG DISTANCE
         Qwest Communications International(a)                  1,383,456      52,225,464
==========================================================================================



                                                                SHARES OR
                                                                PRINCIPAL
 %       DESCRIPTION                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------

3.08     TELEPHONE
         SBC Communications                                     1,429,700 $    78,544,144
         Verizon Communications                                   870,000      48,883,125
==========================================================================================
                                                                              127,427,269
         TOTAL COMMON STOCKS
           (Cost $2,266,793,890)                                          $ 3,443,535,391
==========================================================================================
0.12     PREFERRED STOCKS
0.12     TELECOMMUNICATIONS--LONG DISTANCE
         Broadwing Communications, Jr Exchangeable Pfd Shrs
           Series B, 12.500%(e)                                     5,250       5,066,250
           (Cost $5,780,625)
==========================================================================================
11.74    FIXED INCOME SECURITIES
0.43     US GOVERNMENT OBLIGATIONS
         US Treasury Notes
           6.750%, 5/15/2005                                $   7,000,000       7,345,142
           6.000%, 8/15/2009                                $  10,000,000      10,338,860
==========================================================================================
           TOTAL US GOVERNMENT OBLIGATIONS
              (Amortized Cost $17,142,962)                                     17,684,002
==========================================================================================
0.13     US GOVERNMENT AGENCY OBLIGATIONS
         Resolution Funding, Generic Interest Strip
           Zero Coupon, 4/15/2009
           (Amortized Cost $4,960,930)                      $   8,611,000       5,283,787
==========================================================================================
11.18    CORPORATE BONDS
0.68     BROADCASTING
         Chancellor Media of Los Angeles
           Gtd Sr Sub Notes, Series B
              8.750%, 6/15/2007                             $   3,000,000       3,015,000
              8.125%, 12/15/2007                            $  13,565,000      13,327,613
           Sr Notes
              8.000%, 11/1/2008                             $  12,000,000      11,790,000
==========================================================================================
                                                                               28,132,613
0.33     BUILDING MATERIALS
         USG Corp, Sr Notes, 8.500%, 8/1/2005               $  19,643,000      13,522,693
==========================================================================================
0.21     CABLE
         Comcast Cable Partners Ltd, Sr Discount
           Step-Up Deb Zero Coupon(c), 11/15/2007           $  10,600,000       8,692,000
==========================================================================================
0.14     COMMUNICATIONS--EQUIPMENT & MANUFACTURING
         Asia Global Crossing, Sr Notes(b),
           13.375%, 10/15/2010                              $   5,000,000       4,225,000
         Metromedia Fiber Network, Sr Notes, Series B,
           10.000%, 12/15/2009                              $   2,000,000       1,520,000
==========================================================================================
                                                                                5,745,000
0.65     COMPUTERS--NETWORKING
         Juniper Networks, Conv Deb, 4.750%, 3/15/2007      $  26,660,000      26,793,300
==========================================================================================
5.08     ELECTRIC UTILITIES
         Appalachian Power, 1st Mortgage Medium-Term
           Notes, 8.000%, 6/1/2025                          $   3,000,000       2,994,972



                                                                SHARES OR
                                                                PRINCIPAL
 %       DESCRIPTION                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------

         Cleveland Electric Illuminating
           1st Mortgage, Series B, 9.500%, 5/15/2005        $  16,000,000 $    16,342,192
           1st Mortgage, Series E, 9.000%, 7/1/2023         $   2,150,000       2,252,170
           Sr Notes, Series D, 7.880%, 11/1/2017            $   5,245,000       5,284,374
         Commonwealth Edison, 1st Mortgage
           Series 81, 8.625%, 2/1/2022                      $  15,000,000      15,423,465
           Series 88, 8.375%, 2/15/20 23                    $   1,425,000       1,444,275
         Consumers Energy, 1st & Refunding Mortgage
           7.375%, 9/15/2023                                $  10,700,000       9,803,543
         Detroit Edison
           1st Mortgage Medium-Term Notes
              Series C, 8.240%, 1/13/2023                   $   5,600,000       5,710,152
              Series D, 8.310%, 8/1/2022                    $   3,000,000       3,064,338
           Secured Medium-Term Notes, Series C
              8.300%, 1/13/2023                             $   5,000,000       5,119,045
         Duquesne Light
           1st Collateral Trust, 7.550%, 6/15/2025          $   4,100,000       3,930,071
           Secured Medium-Term Notes, Series B
              8.200%, 1/15/2022                             $   4,000,000       4,082,936
         El Paso Electric, 1st Mortgage
           Series C, 8.250%, 2/1/2003                       $   4,500,000       4,575,375
           Series D, 8.900%, 2/1/2006                       $  11,590,000      12,312,266
         Gulf States Utilities, 1st Mortgage,
           8.700%, 12/15/2024                               $   5,700,000       5,976,365
         Indiana Michigan Power, 1st Mortgage
           Medium-Term Notes, 8.500%, 12/15/2022            $   3,400,000       3,493,197
         Jersey Central Power & Light
           1st Mortgage, 7.500%, 5/1/2023                   $  10,000,000       9,541,400
           Sr 1st Mortgage Medium-Term Notes, Series C
              7.980%, 2/16/2023                             $  10,000,000       9,930,130
         New York State Electric & Gas, 1st Mortgage
           8.300%, 12/15/2022                               $   8,250,000       8,377,727
         Niagara Mohawk Power, 1st Mortgage
           8.750%, 4/1/2022                                 $   3,012,000       3,111,516
           8.500%, 7/1/2023                                 $   6,201,000       6,378,280
         Pennsylvania Power, 1st Mortgage,
           8.500%, 7/15/2022                                $   2,000,000       1,998,940
         Potomac Edison, 1st Mortgage
           8.000%, 12/1/2022                                $   6,000,000       5,975,304
           8.000%, 6/1/2024                                 $   7,250,000       7,252,900
         Public Service of New Mexico, Sr Notes, Series A
           7.100%, 8/1/2005                                 $  18,675,000      18,348,748
         Texas Utilities
           1st Mortgage
              8.500%, 8/1/2024                              $   5,000,000       5,202,835
              7.375%, 10/1/2025                             $   2,915,000       2,736,608
           1st Mortgage & Collateral Trust
              8.750%, 11/1/2023                             $   4,150,000       4,373,166
              7.875%, 4/1/2024                              $   4,085,000       4,034,219
         TXU Electric Capital, Gtd Capital Securities
           8.175%, 1/30/2037                                $  17,000,000      16,096,348
         Union Electric, 1st Mortgage, 8.750%, 12/1/2021    $   4,600,000       4,807,317
==========================================================================================
                                                                              209,974,174



                                                                SHARES OR
                                                                PRINCIPAL
 %       DESCRIPTION                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------

0.10     ELECTRICAL EQUIPMENT
         Alpine Group, Gtd Secured Notes, Series B
           12.250%, 7/15/2003                              $    4,249,000 $     4,333,980
==========================================================================================
0.20     ENTERTAINMENT
         Seagram (Joseph E) & Sons, Gtd Sr Notes
           7.600%, 12/15/2028                              $    7,400,000       8,376,156
==========================================================================================
0.15     HEALTH CARE--SERVICES
         FHP International, Sr Notes, 7.000%, 9/15/2023    $    6,450,000       6,330,049
==========================================================================================
0.48     INSURANCE--MULTI-LINE
         Equitable Cos, Sr Notes, 9.000%, 12/15/2004       $   18,610,000      19,901,553
==========================================================================================
0.05     IRON & STEEL
         National Steel, 1st Mortgage, 8.375%, 8/1/2006    $    5,468,000       2,077,840
==========================================================================================
0.28     LODGING--HOTELS
         Hilton Hotels, Sr Notes, 7.200%, 12/15/2009       $   12,270,000      11,511,235
==========================================================================================
0.09     NATURAL GAS
         NorAm Energy, Conv Sub Deb, 6.000%, 3/15/2012     $    4,637,000       3,993,616
==========================================================================================
0.26     OIL--DOMESTIC INTEGRATED
         Atlantic Richfield, Deb, 10.875%, 7/15/2005       $    9,030,000      10,617,682
==========================================================================================
0.24     OIL & GAS--EXPLORATION & PRODUCTION
         CMS Panhandle Holding, Sr Notes,
           7.000%, 7/15/2029                               $    6,000,000       5,015,592
         Gulf Canada Resources Ltd, Sr Notes,
           8.250%, 3/15/2017                               $    5,000,000       5,062,500
==========================================================================================
                                                                               10,078,092
0.12     PAPER & FOREST PRODUCTS
         Bowater Inc, Deb, 9.000%, 8/1/2009                $    5,000,000       5,183,505
==========================================================================================
0.15     SAVINGS & LOAN COMPANIES
         Sovereign Bancorp, Medium-Term Notes,
           8.000%, 3/15/2003                               $    6,500,000       6,333,613
==========================================================================================
0.21     TELECOMMUNICATIONS--CELLULAR & WIRELESS
         Rogers Cantel, Sr Secured Deb, 9.750%, 6/1/2016   $    8,000,000       8,510,000
==========================================================================================
0.67     TELECOMMUNICATIONS--LONG DISTANCE
         Allegiance Telecom, Sr Discount Step-Up Notes
           Series B, Zero Coupon(c), 2/15/2008             $    5,000,000       2,700,000
         Caprock Communications, Sr Notes,
           11.500%, 5/1/2009                               $    3,500,000       3,255,000
         Level 3 Communications, Sr Discount Step-Up
           Notes(b) Zero Coupon(c), 12/1/2008              $   23,900,000      10,038,000
         Qwest Communications International
           Sr Discount Step-Up Notes, Series B, Zero Coupon(c)
              10/15/2007                                   $    5,340,000       4,764,668
              2/1/2008                                     $    8,000,000       6,792,920
==========================================================================================
                                                                               27,550,588
1.09     TELEPHONE
         Centel Capital, Deb, 9.000%, 10/15/2019           $    5,000,000       5,229,105
         GTE Corp, Deb, 7.900%, 2/1/2027                   $    3,000,000       2,936,478
         Intermedia Communications, Sr Notes, Series B
           8.600%, 6/1/2008                                $    4,900,000       3,969,000

                                                                SHARES OR
                                                                PRINCIPAL
 %       DESCRIPTION                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------

         MetroNet Communications, Sr Discount Step-Up Notes
           Zero Coupon(c)
              11/1/2007                                    $    8,250,000 $     7,270,486
              6/15/2008                                    $   21,500,000      17,632,150
         NEXTLINK Communications, Sr Notes,
           9.625%, 10/1/2007                               $    5,425,000       3,431,313
         NEXTLINK Communications LLC/NEXTLINK Capital
           Sr Notes, 12.500%, 4/15/2006                    $    6,050,000       4,552,625
==========================================================================================
                                                                               45,021,157
           TOTAL CORPORATE BONDS (Amortized Cost $496,993,186)            $   462,678,846
==========================================================================================
         TOTAL FIXED INCOME SECURITIES (Amortized Cost $519,097,078)          485,646,635
==========================================================================================
4.87     SHORT-TERM INVESTMENTS
0.24     COMMERCIAL PAPER
0.24     COMMERCIAL FINANCE
         CIT Group Holdings, Discount Notes,
           6.530%, 12/1/2000                               $   10,000,000      10,000,000
           (Amortized Cost $10,000,000)
==========================================================================================
4.59     INVESTMENT COMPANIES
         INVESCO Treasurer's Series Money Market Reserve Fund
           6.428% (Cost $189,678,640)                         189,678,640     189,678,640
==========================================================================================
0.04     REPURCHASE AGREEMENTS
         Repurchase  Agreement with State Street dated
           11/30/2000 due 12/1/2000 at  6.370%, repurchased
           at $1,601,283 (Collateralized by US Inflationary
           Index Bonds, due 4/15/2028 at 3.625%, value
           $1,637,320)(Cost $1,601,000)                    $    1,601,000       1,601,000
==========================================================================================
         TOTAL SHORT-TERM INVESTMENTS (Amortized Cost $201,279,640)           201,279,640
==========================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $2,992,951,233)
         (Cost for Income Tax Purposes $2,992,982,200)                    $ 4,135,527,916
==========================================================================================

TOTAL RETURN FUND
69.02    COMMON STOCKS
0.96     AEROSPACE & DEFENSE
         Honeywell International                                  219,000 $    10,676,250
         United Technologies                                       93,500       6,620,969
==========================================================================================
                                                                               17,297,219
0.54     ALUMINUM
         Alcoa Inc                                                341,900       9,637,306
==========================================================================================
0.80     AUTOMOBILES
         Ford Motor                                               630,271      14,338,665
==========================================================================================
2.66     BANKS--MONEY CENTER
         Bank of America                                          423,900      16,929,506
         Chase Manhattan                                          369,400      13,621,625
         Wells Fargo & Co                                         362,000      17,172,375
==========================================================================================
                                                                               47,723,506
3.49     BANKS--REGIONAL
         FleetBoston Financial                                    691,100      25,916,250
         Mellon Financial                                         343,400      16,096,875



                                                                SHARES OR
                                                                PRINCIPAL
 %       DESCRIPTION                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------

         PNC Financial Services Group                             208,000 $    13,832,000
         State Street                                              52,600       6,785,400
==========================================================================================
                                                                  62,630,525
0.97     BEVERAGES--ALCOHOLIC
         Anheuser-Busch Cos                                       367,300      17,423,793
==========================================================================================
1.47     BUILDING MATERIALS
         Lowe's Cos                                               484,200      19,398,262
         Sherwin-Williams Co                                      320,200       6,984,363
==========================================================================================
                                                                               26,382,625
0.66     CABLE
         Comcast Corp Special Class A Shrs(a)                     306,600      11,784,937
==========================================================================================
0.46     CHEMICALS
         Dow Chemical                                             271,400       8,294,663
==========================================================================================
0.51     CHEMICALS--DIVERSIFIED
         du Pont (EI) de Nemours                                  214,000       9,054,875
==========================================================================================
0.46     CHEMICALS--SPECIALTY
         Praxair Inc                                              231,200       8,308,750
==========================================================================================
1.30     COMMUNICATIONS--EQUIPMENT & MANUFACTURING
         ADC Telecommunications(a)                                499,300      10,079,619
         Lucent Technologies                                      433,500       6,746,344
         Tellabs Inc(a)                                           120,600       6,391,800
==========================================================================================
                                                                               23,217,763
2.35     COMPUTER SOFTWARE & SERVICES
         Computer Associates International                        492,600      12,869,175
         Microsoft Corp(a)                                        422,200      24,223,725
         Oracle Corp(a)                                           191,100       5,064,150
==========================================================================================
                                                                               42,157,050
0.74     COMPUTER SYSTEMS
         Compaq Computer                                          307,800       6,617,700
         Dell Computer(a)                                         343,600       6,614,300
 ==========================================================================================
                                                                               13,232,000
1.60     COMPUTERS--HARDWARE
         Hewlett-Packard Co                                       281,400       8,899,275
         International Business Machines                           90,600       8,471,100
         Sun Microsystems(a)                                       73,400       5,582,988
         Unisys Corp(a)                                           465,100       5,668,406
==========================================================================================
                                                                               28,621,769
0.90     CONSUMER FINANCE
         Household International                                  324,500      16,184,437
==========================================================================================
0.51     DISTRIBUTION--FOOD & HEALTH
         SUPERVALU Inc                                            503,600       9,127,750
==========================================================================================
0.45     ELECTRIC UTILITIES
         Reliant Energy                                           205,900       8,081,575
==========================================================================================
2.72     ELECTRICAL EQUIPMENT
         Emerson Electric                                         201,800      14,706,175



                                                                SHARES OR
                                                                PRINCIPAL
 %       DESCRIPTION                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------

         General Electric           685,600          $        33,980,050
==========================================================================================
                                                                               48,686,225
2.18     ELECTRONICS--SEMICONDUCTORS
         Altera Corp(a)                                           141,000       3,375,187
         Integrated Device Technology(a)                           88,400       2,629,900
         Intel Corp                                               625,900      23,823,319
         Texas Instruments                                        246,200       9,186,338
==========================================================================================
                                                                               39,014,744
0.42     ENTERTAINMENT
         Time Warner(a)                                           120,400       7,464,800
==========================================================================================
0.09     EQUIPMENT--SEMICONDUCTOR
         Applied Materials(a)                                      40,200       1,625,587
==========================================================================================
7.40     FINANCIAL--DIVERSIFIED
         Associates First Capital Class A Shrs                    600,000      21,187,500
         Capital One Financial                                    215,100      12,005,269
         Citigroup Inc                                            817,633      40,728,344
         Fannie Mae                                               372,000      29,388,000
         Franklin Resources                                       128,300       4,645,743
         Freddie Mac                                              410,500      24,809,594
==========================================================================================
                                                                              132,764,450
7.89     HEALTH CARE DRUGS--PHARMACEUTICALS
         American Home Products                                   193,000      11,604,125
         Bristol-Myers Squibb                                     389,000      26,962,562
         Johnson & Johnson                                        325,600      32,560,000
         Merck & Co                                               151,200      14,014,350
         Pfizer Inc                                               564,300      25,005,544
         Pharmacia Corp                                           221,700      13,523,700
         Schering-Plough Corp                                     318,100      17,833,481
==========================================================================================
                                                                              141,503,762
0.35     HOUSEHOLD FURNISHINGS & APPLIANCES
         Whirlpool Corp                                           158,100       6,185,663
==========================================================================================
1.61     HOUSEHOLD PRODUCTS
         Procter & Gamble                                         384,800      28,811,900
==========================================================================================
1.42     INSURANCE BROKERS
         Marsh & McLennan                                         221,100      25,454,137
==========================================================================================
3.35     INSURANCE--MULTI-LINE
         American General                                         296,500      22,218,969
         American International Group                             325,250      31,528,922
         Lincoln National                                         140,600       6,353,362
==========================================================================================
                                                                               60,101,253
1.13     INSURANCE--PROPERTY & CASUALTY
         MGIC Investment                                          320,900      20,216,700
==========================================================================================
0.84     INVESTMENT BANK/BROKER FIRM
         Morgan Stanley Dean Witter & Co                          236,300      14,975,512
==========================================================================================
2.00     MANUFACTURING--DIVERSIFIED
         Illinois Tool Works                                      355,200      20,002,200



                                                                SHARES OR
                                                                PRINCIPAL
 %       DESCRIPTION                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------

         Tyco International Ltd                                   300,900 $    15,872,475
==========================================================================================
                                                                               35,874,675
5.28     OIL--INTERNATIONAL INTEGRATED
         BP Amoco PLC Sponsored ADR Representing 6 Ord Shrs       279,300      13,249,294
         Chevron Corp                                             241,200      19,748,250
         Exxon Mobil                                              455,800      40,110,400
         Royal Dutch Petroleum New York Registry 1.25 Gldr Shrs   362,656      21,646,030
==========================================================================================
                                                                               94,753,974
0.70     OIL & GAS--DRILLING & EQUIPMENT
         Diamond Offshore Drilling                                145,800       4,401,337
         ENSCO International                                      155,800       3,787,887
         Transocean Sedco Forex                                   111,500       4,446,063
==========================================================================================
                                                                               12,635,287
0.67     PAPER & FOREST PRODUCTS
         International Paper                                      356,900      12,089,987
==========================================================================================
0.52     RAILROADS
         Union Pacific                                            201,000       9,346,500
==========================================================================================
0.81     RESTAURANTS
         McDonald's Corp                                          458,000      14,598,750
==========================================================================================
0.72     RETAIL--GENERAL MERCHANDISE
         Target Corp                                              432,300      12,996,019
==========================================================================================
1.02     SERVICES--DATA PROCESSING
         First Data                                               356,900      18,268,819
==========================================================================================
1.51     TELECOMMUNICATIONS--LONG DISTANCE
         AT&T Corp                                                413,063       8,106,361
         Qwest Communications International(a)                    304,465      11,493,554
         Sprint Corp                                              325,600       7,488,800
==========================================================================================
                                                                               27,088,715
3.59     TELEPHONE
         SBC Communications                                       473,400      26,007,413
         Verizon Communications                                   446,500      25,087,719
         WorldCom Inc(a)                                          883,400      13,195,788
==========================================================================================
                                                                               64,290,920
0.46     TEXTILES--APPAREL MANUFACTURING
         Liz Claiborne                                            209,100       8,207,175
==========================================================================================
1.51     TOBACCO
         Philip Morris                                            709,300      27,086,394
==========================================================================================
         TOTAL COMMON STOCKS (Cost $1,104,318,696)                          1,237,541,156
==========================================================================================
30.64    FIXED INCOME SECURITIES
7.58     US GOVERNMENT OBLIGATIONS
         US Treasury Bonds
            8.125%, 8/15/2019                              $   16,450,000      20,868,437
            7.625%, 2/15/2025                              $   30,000,000      37,258,470
            7.250%, 8/15/2022                              $   18,000,000      21,276,126
            5.250%, 11/15/2028                             $   18,050,000      16,933,698



                                                                SHARES OR
                                                                PRINCIPAL
 %       DESCRIPTION                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------

         US Treasury Notes
           6.250%, 2/15/2003                               $   14,800,000 $    14,988,848
           5.875%, 9/30/2002                               $   19,705,000      19,766,972
           5.750%, 8/15/2003                               $    4,825,000       4,849,125
==========================================================================================
           TOTAL US GOVERNMENT OBLIGATIONS
              (Amortized Cost $129,274,252)                                   135,941,676
==========================================================================================
6.97     US GOVERNMENT AGENCY OBLIGATIONS
         Fannie Mae
           Benchmark Notes
              7.000%, 7/15/2005                            $    4,610,000       4,744,358
              5.125%, 2/13/2004                            $   37,949,000      36,837,550
           Gtd Mortgage Pass-Through Certificates
               8.500%, 3/1/2010                            $    1,825,115       1,878,100
               8.000%, 7/1/2024                            $    2,482,605       2,540,363
               7.500%, 8/1/2007                            $      527,148         537,010
               7.500%, 7/1/2024                            $    5,151,528       5,214,320
               7.500%, 8/1/2029                            $   20,085,396      20,238,810
               7.000%, 12/1/2027                           $    5,552,965       5,509,820
           Notes
               5.750%, 4/15/2003                           $   13,390,000      13,265,245
               5.250%, 1/15/2003                           $    5,855,000       5,750,734
         Freddie Mac
           Gold, Participation Certificates
               8.000%, 10/1/2010                           $    1,243,586       1,271,488
               8.000%, 5/1/2024                            $    2,291,288       2,346,795
               7.500%, 12/1/2026                           $    3,717,082       3,758,690
            Notes, 6.875%, 1/15/2005                       $    5,000,000       5,112,920
         Government National Mortgage Association I
           Pass-Through Certificates
               7.500%, 3/15/2026                           $    2,320,559       2,349,512
               7.000%, 10/15/2008                          $      411,791         417,903
               7.000%, 12/15/2022                          $      126,656         126,574
               6.500%, 10/15/2008                          $      431,608         431,993
               6.500%, 12/15/2028                          $   12,409,941      12,114,595
               6.000%, 11/15/2008                          $      529,209         521,997
==========================================================================================
           TOTAL US GOVERNMENT AGENCY OBLIGATIONS
              (Amortized Cost $124,817,485)                                   124,968,777
==========================================================================================
2.20     ASSET-BACKED SECURITIES
2.20     CONSUMER FINANCE
         American Express Credit Account Master Trust
            Series 2000-1, Class A, 7.200%, 9/15/2007      $    6,500,000       6,702,579
         Chase Manhattan Credit Card Master Trust
            Series 1996-3, Class A, 7.040%, 2/15/2005      $   16,524,000      16,558,535
         Discover Card Master Trust I, Series 1998-7
            Class A, 5.600%, 5/16/2006                     $    3,770,000       3,687,741
         MBNA Master Credit Card Trust II, Series 2000-A
           Class A, 7.350%, 7/16/2007                      $   12,000,000      12,424,141
==========================================================================================
           TOTAL ASSET-BACKED SECURITIES
              (Amortized Cost $39,252,466)                                     39,372,996
==========================================================================================


                                                                SHARES OR
                                                                PRINCIPAL
 %       DESCRIPTION                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------

13.00    CORPORATE BONDS
0.36     AEROSPACE & DEFENSE
         Raytheon Co, Notes, 6.500%, 7/15/2005             $    6,610,000   $   6,455,445
==========================================================================================
0.50     AUTOMOBILES
         Ford Motor, Bonds, 6.500%, 8/1/2018               $   10,500,000       8,956,752
==========================================================================================
1.15     BANKS--MONEY CENTER
         ABN Amro Bank NV, Sub Notes, 7.550%, 6/28/2006    $    8,750,000       8,963,929
         NationsBank Corp, Sub Notes, 6.500%, 8/15/2003    $   11,700,000      11,615,304
==========================================================================================
                                                                               20,579,233
1.39     BANKS--REGIONAL
         Norwest Financial, Sr Notes, 5.625%, 2/3/2009     $    9,700,000       8,712,501
         SunTrust Banks, Sr Notes, 6.250%, 6/1/2008        $   10,850,000      10,055,791
         Wachovia Bank, Euro Medium-Term Notes, Series 3
           7.000%, 10/17/2008                              $    6,400,000       6,243,059
==========================================================================================
                                                                               25,011,351
1.23     BEVERAGES--ALCOHOLIC
         Anheuser-Busch Cos, Notes, 5.375%, 9/15/2008      $   13,400,000      12,298,011
         Diageo Capital PLC, Gtd Notes, 6.625%, 6/24/2004  $    9,700,000       9,668,504
==========================================================================================
                                                                               21,966,515
1.10     BUILDING MATERIALS
         Masco Corp, Deb, 7.750%, 8/1/2029                 $   11,000,000      10,033,540
         Vulcan Materials, Notes, 6.000%, 4/1/2009         $   10,500,000       9,770,680
==========================================================================================
                                                                               19,804,220
0.59     CHEMICALS
         PPG Industries, Notes, 6.750%, 8/15/2004          $   10,500,000      10,571,568
==========================================================================================
0.37     COMMERCIAL FINANCE
         CIT Group, Sr Notes, 7.625%, 8/16/2005            $    6,610,000       6,638,582
==========================================================================================
0.56     COMMUNICATIONS--EQUIPMENT & MANUFACTURING
         Motorola Inc, Sr Notes, 6.500%, 3/1/2008          $   10,500,000      10,100,853
==========================================================================================
0.55     CONSUMER FINANCE
         Household Finance, Notes, 7.200%, 7/15/2006       $   10,000,000       9,913,260
==========================================================================================
0.48     ELECTRIC UTILITIES
         National Rural Utilities Cooperative Finance,
           Collateral Trust Bonds, 6.550%, 11/1/2018       $    9,600,000       8,659,267
==========================================================================================
0.47     FINANCIAL--DIVERSIFIED
         Associates Corp of North America, Sr Notes,
           5.500%, 2/15/2004                               $    8,800,000       8,467,342
==========================================================================================
0.48     FOODS
         CPC International, Notes, Series C,
           6.150%, 1/15/2006                               $    8,800,000       8,670,367
==========================================================================================
0.60     INSURANCE BROKERS
         Marsh & McLennan, Sr Notes, 6.625%, 6/15/2004     $   10,850,000      10,767,573
==========================================================================================
0.46     NATURAL GAS
         Enron Corp, Notes, 6.625%, 11/15/2005             $    8,300,000       8,186,506
==========================================================================================
0.56     OIL & GAS-- EXPLORATION & PRODUCTION
         Keyspan Gas East, Medium-Term Notes,
           7.875%, 2/1/2010                                $    9,600,000      10,032,461
==========================================================================================


                                                                SHARES OR
                                                                PRINCIPAL
 %       DESCRIPTION                                               AMOUNT           VALUE
------------------------------------------------------------------------------------------

0.64     PAPER & FOREST PRODUCTS
         Westvaco Corp, Notes, 6.850%, 11/15/2004          $   11,500,000   $  11,420,639
==========================================================================================
0.44     RAILROADS
         Norfolk Southern, Sr Notes, 6.200%, 4/15/2009     $    8,400,000       7,920,898
==========================================================================================
0.52     SERVICES--COMPUTER SYSTEMS
         Electronic Data Systems, Notes,
           6.850%, 10/15/2004                              $    9,200,000       9,228,354
==========================================================================================
0.55     TELEPHONE
         Ameritech Capital Funding, Gtd Notes,
           6.150%, 1/15/2008                               $   10,500,000       9,851,908
==========================================================================================
           TOTAL CORPORATE BONDS (Amortized Cost $243,038,274)                233,203,094
==========================================================================================
0.89     FOREIGN GOVERNMENT OBLIGATIONS
         Province of Manitoba, Deb, 5.500%, 10/1/2008      $    8,500,000       7,909,879
         Province of Saskatchewan, Global Notes,
           7.375%, 7/15/2013                               $    7,800,000       8,093,873
==========================================================================================
           TOTAL FOREIGN GOVERNMENT OBLIGATIONS
              (Amortized Cost $17,125,329)                                     16,003,752
==========================================================================================
         TOTAL FIXED INCOME SECURITIES
           (Amortized Cost $553,507,806)                                      549,490,295
==========================================================================================
0.34     SHORT-TERM INVESTMENTS
0.09     US GOVERNMENT AGENCY OBLIGATIONS
         Freddie Mac, Gold, Participation Certificates
           6.500%, 7/1/2001 (Amortized Cost $1,638,013)    $    1,644,449       1,634,664
==========================================================================================
0.25     Repurchase Agreements
         Repurchase  Agreement with State Street dated
           11/30/2000 due 12/1/2000 at 6.370%, repurchased
           at $4,516,799 (Collateralized by US Treasury
           Inflationary Index Bonds, due 4/15/2028 at
           3.625%, value $4,612,256)
           (Cost $4,516,000)                               $    4,516,000       4,516,000
==========================================================================================
         TOTAL SHORT-TERM INVESTMENTS (Amortized Cost $6,154,013)               6,150,664
==========================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Cost $1,663,980,515)
         (Cost for Income Tax Purposes $1,670,613,582)                     $1,793,182,115
==========================================================================================

(a) Security is non-income producing.
(b) Securities acquired pursuant to Rule 144A. The fund deems such securities to be "liquid" because an institutional market exists.
(c) Step-up bonds are obligations which increase the interest payment rate at a specific point in time. Rate shown reflects current rate which may step up at a future date.
(d) Rate is subject to change. Rate shown reflects current rate.
(e) Security is a payment-in-kind (PIK) security. PIK securities make interest payments in additional securities.

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO COMBINATION STOCK & BOND FUNDS, INC.
NOVEMBER 30, 2000
UNAUDITED

                                                                                   EQUITY
                                                               BALANCED            INCOME
                                                                   FUND              FUND
------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                          $  1,059,119,964  $  2,992,951,233
==========================================================================================
   At Value(a)                                         $  1,058,996,179  $  4,135,527,916
Cash                                                            285,495             2,181
Receivables:
   Investment Securities Sold                                 7,177,708        17,841,410
   Fund Shares Sold                                           3,121,010         6,986,583
   Dividends and Interest                                     5,807,252        17,290,399
Prepaid Expenses and Other Assets                               107,685           309,196
==========================================================================================
TOTAL ASSETS                                              1,075,495,329     4,177,957,685
==========================================================================================
LIABILITIES
Payables:
   Distributions to Shareholders                                236,022        23,341,507
   Investment Securities Purchased                           12,010,207        13,241,395
   Fund Shares Repurchased                                    1,509,735        10,319,463
Accrued Distribution Expenses
   Investor Class                                               207,941           893,804
   Class C                                                        5,281             5,249
Accrued Expenses and Other Payables                              29,505         1,048,185
==========================================================================================
TOTAL LIABILITIES                                            13,998,691        48,849,603
==========================================================================================
NET ASSETS AT VALUE                                    $  1,061,496,638  $  4,129,108,082
==========================================================================================
NET ASSETS
Paid-in Capital(b)                                     $  1,064,269,428  $ 2,978,485,837
Accumulated Undistributed (Distributions in Excess of)
   Net Investment Loss                                       (1,741,901)       (6,227,255)
Accumulated Undistributed Net Realized Gain (Loss) on
   Investment Securities and Foreign Currency Transactions     (907,104)       14,272,817
Net Appreciation (Depreciation) of Investment Securities and
   Foreign Currency Transactions                               (123,785)    1,142,576,683
==========================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding  $  1,061,496,638  $  4,129,108,082
==========================================================================================
NET ASSETS AT VALUE:
   Institutional Class                                 $     83,920,483                --
==========================================================================================
   Investor Class                                      $    971,268,878  $  4,122,810,975
==========================================================================================
   Class C                                             $      6,307,277  $      6,297,107
==========================================================================================
Shares Outstanding
   Institutional Class                                        5,059,954                --
   Investor Class                                            58,470,161       299,882,317
   Class C                                                      382,684           462,470
NET ASSET VALUE, Offering and Redemption Price per Share
   Institutional Class                                 $          16.59                --
   Investor Class                                      $          16.61   $         13.75
   Class C (excludes applicable contingent
     deferred sales charge)                            $          16.48   $         13.62
==========================================================================================

(a)Investment securities at cost and value at November 30, 2000 include repurchase agreements of $700,000 and $1,601,000 for Balanced and Equity Income Funds, respectively.

(b)The Fund has four billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 400 million have been allocated to Balanced Fund and 2 billion to Equity Income Fund: 100 million to Balanced Fund - Institutional Class, 200 million to Balanced Fund - Investor Class, 100 million to Balanced Fund - Class C, 1 billion to Equity Income Fund - Investor Class and 1 billion to Equity Income Fund - Class C.

See Notes to Financial Statements

INVESCO COMBINATION STOCK & BOND FUNDS, INC.
NOVEMBER 30, 2000
UNAUDITED

                                                                            TOTAL RETURN
                                                                                    FUND
-----------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                            $ 1,663,980,515
=========================================================================================
   At Value(a)                                                           $ 1,793,182,115
Cash                                                                             367,742
Receivables:
   Investment Securities Sold                                                 45,305,254
   Fund Shares Sold                                                            3,277,059
   Dividends and Interest                                                     10,824,048
Prepaid Expenses and Other Assets                                                 79,831
=========================================================================================
TOTAL ASSETS                                                               1,853,036,049
=========================================================================================
LIABILITIES
Payables:
   Distributions to Shareholders                                                 593,669
   Investment Securities Purchased                                            11,527,206
   Fund Shares Repurchased                                                    32,253,271
Accrued Distribution Expenses
   Investor Class                                                                389,674
   Class C                                                                           308
Accrued Expenses and Other Payables                                              238,556
=========================================================================================
TOTAL LIABILITIES                                                             45,002,684
=========================================================================================
NET ASSETS AT VALUE                                                      $ 1,808,033,365
=========================================================================================
NET ASSETS
Paid-in Capital(b)                                                       $ 1,669,452,577
Accumulated Undistributed (Distributions in Excess of)
   Net Investment Income                                                      (3,710,729)
Accumulated Undistributed Net Realized Gain on
   Investment Securities and Foreign Currency Transactions                    13,089,917
Net Appreciation of Investment Securities                                    129,201,600
=========================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding                    $ 1,808,033,365
=========================================================================================
NET ASSETS AT VALUE:
   Investor Class                                                        $ 1,807,995,990
=========================================================================================
   Class C                                                               $        37,375
=========================================================================================
Shares Outstanding
   Investor Class                                                             70,524,136
   Class C                                                                         1,490
=========================================================================================
NET ASSET VALUE, Offering and Redemption Price per Share
   Investor Class                                                        $         25.64
   Class C (excludes applicable contingent deferred sales charge)        $         25.09
=========================================================================================

(a) Investment securities at cost and value at November 30, 2000 includes a repurchase agreement of $4,516,000.

(b) The Fund has four billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 600 million have been allocated to Total Return Fund: 300 million to Investor Class and 300 million to Class C.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO COMBINATION STOCK & BOND FUNDS, INC.
SIX MONTHS ENDED NOVEMBER 30, 2000
UNAUDITED

                                                                                   EQUITY
                                                               BALANCED            INCOME
                                                                   FUND              FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                                $    2,691,072     $  25,996,642
Dividends from Affiliated Investment Companies                  504,938         4,144,164
Interest                                                     11,452,197        24,740,312
   Foreign Taxes Withheld                                       (12,028)         (259,450)
==========================================================================================
   TOTAL INCOME                                              14,636,179        54,621,668
==========================================================================================
EXPENSES
Investment Advisory Fees                                      2,623,327        10,699,390
Distribution Expenses
   Investor Class                                             1,110,513         5,577,239
   Class C                                                       20,468            21,199
Transfer Agent Fees                                             864,869         3,113,721
Administrative Services Fees                                    217,431         1,009,857
Custodian Fees and Expenses                                      45,427           153,433
Directors' Fees and Expenses                                     19,177           103,023
Interest Expenses                                                 3,958             7,583
Professional Fees and Expenses                                   15,684            42,283
Registration Fees and Expenses
   Institutional Class                                           18,171                --
   Investor Class                                                28,255            59,321
Reports to Shareholders                                          71,681           431,846
Other Expenses                                                   14,042            61,581
==========================================================================================
   TOTAL EXPENSES                                             5,053,003        21,280,476
   Fees and Expenses Absorbed by Investment Adviser             (40,341)                0
   Fees and Expenses Paid Indirectly                            (42,160)         (153,115)
==========================================================================================
      NET EXPENSES                                            4,970,502        21,127,361
==========================================================================================
NET INVESTMENT INCOME                                         9,665,677        33,494,307
==========================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain on:
   Investment Securities                                      2,881,859        27,220,338
   Foreign Currency Transactions                                    164               968
==========================================================================================
      Total Net Realized Gain                                 2,882,023        27,221,306
==========================================================================================
Change in Net Depreciation of:
   Investment Securities                                    (43,964,966)     (149,733,289)
   Foreign Currency Transactions                               (354,995)                0
==========================================================================================
      Total Net Depreciation                                (44,319,961)     (149,733,289)
==========================================================================================
NET LOSS ON INVESTMENT SECURITIES
   AND FOREIGN CURRENCY TRANSACTIONS                        (41,437,938)     (122,511,983)
==========================================================================================
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                                       $  (31,772,261)    $ (89,017,676)
==========================================================================================

See Notes to Financial Statements

INVESCO COMBINATION STOCK & BOND FUNDS, INC.
SIX MONTHS ENDED NOVEMBER 30, 2000
UNAUDITED

                                                                             TOTAL RETURN
                                                                                     FUND
------------------------------------------------------------------------------------------

INVESTMENT INCOME
INCOME
Dividends                                                                   $  11,812,705
Dividends from Affiliated Investment Companies                                    665,993
Interest                                                                       22,486,518
   Foreign Taxes Withheld                                                         (90,865)
==========================================================================================
   TOTAL INCOME                                                                34,874,351
==========================================================================================
EXPENSES
Investment Advisory Fees                                                        6,153,159
Distribution Expenses
   Investor Class                                                               2,586,994
   Class C                                                                            655
Transfer Agent Fees                                                             3,657,400
Administrative Services Fees                                                      160,229
Custodian Fees and Expenses                                                        92,634
Directors' Fees and Expenses                                                       60,353
Interest Expenses                                                                  48,241
Professional Fees and Expenses                                                     25,989
Registration Fees and Expenses - Investor Class                                    38,379
Reports to Shareholders                                                            48,050
Other Expenses                                                                     36,717
==========================================================================================
   TOTAL EXPENSES                                                              12,908,800
   Fees and Expenses Paid Indirectly                                              (88,890)
==========================================================================================
      NET EXPENSES                                                             12,819,910
==========================================================================================
NET INVESTMENT INCOME                                                          22,054,441
==========================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on:
   Investment Securities                                                       28,751,829
   Foreign Currency Transactions                                                      (24)
==========================================================================================
      Total Net Realized Gain                                                  28,751,805
==========================================================================================
Change in Net Depreciation of Investment Securities                          (127,568,516)
==========================================================================================
NET LOSS ON INVESTMENT SECURITIES AND
   FOREIGN CURRENCY TRANSACTIONS                                              (98,816,711)
==========================================================================================
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                                                          $ (76,762,270)
==========================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
BALANCED FUND

                                                             SIX MONTHS              YEAR
                                                                  ENDED             ENDED
                                                            NOVEMBER 30            MAY 31
------------------------------------------------------------------------------------------
                                                                   2000              2000
                                                              UNAUDITED
OPERATIONS
Net Investment Income                                    $    9,665,677  $      9,212,887
Net Realized Gain on Investment Securities
   and Foreign Currency Transactions                          2,882,023        14,025,924
Change in Net Appreciation (Depreciation) of Investment
  Securities and Foreign Currency Transactions              (44,319,961)        2,810,436
==========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       (31,772,261)       26,049,247
==========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income
   Institutional Class                                         (937,838)               --
   Investor Class                                           (10,491,038)       (9,223,293)
   Class C                                                      (41,238)          (14,874)
Net Realized Gain on Investment Securities
   and Foreign Currency Transactions

      Institutional Class                                    (1,242,132)               --
      Investor Class                                        (14,379,613)      (13,558,734)
      Class C                                                   (94,246)                0
==========================================================================================
TOTAL DISTRIBUTIONS                                         (27,186,105)      (22,796,901)
==========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Institutional Class                                      102,513,357                --
   Investor Class                                           512,472,069       564,568,608
   Class C                                                    7,583,850         2,190,288
Reinvestment of Distributions
   Institutional Class                                        2,179,970                --
   Investor Class                                            24,572,958        22,238,962
   Class C                                                      126,918            13,470
Net Assets Received from Acquisition
   of Multi-Asset Allocation Fund (Note 3)                           --        11,140,475
==========================================================================================
                                                            649,449,122       600,151,803
Amounts Paid for Repurchases of Shares
   Institutional Class                                      (13,494,059)               --
   Investor Class                                          (159,550,498)     (281,151,607)
   Class C                                                   (3,040,545)              (25)
==========================================================================================
                                                           (176,085,102)     (281,151,632)
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                  473,364,020       319,000,171
==========================================================================================
TOTAL INCREASE IN NET ASSETS                                414,405,654       322,252,517
NET ASSETS
Beginning of Period                                         647,090,984       324,838,467
==========================================================================================
End of Period (Including Accumulated Undistributed
   (Distributions in Excess of) Net Investment Income
   of ($1,741,901) and $62,536, respectively)            $1,061,496,638  $    647,090,984
==========================================================================================


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
BALANCED FUND (CONTINUED)
                                                             SIX MONTHS              YEAR
                                                                  ENDED             ENDED
                                                            NOVEMBER 30            MAY 31
------------------------------------------------------------------------------------------
                                                                   2000              2000
                                                              UNAUDITED
FUND SHARE TRANSACTIONS
Shares Sold
   Institutional Class                                        5,672,598                --
   Investor Class                                            28,293,656        32,367,140
   Class C                                                      419,499           124,388
Shares Issued from Reinvestment of Distributions
   Institutional Class                                          129,360                --
   Investor Class                                             1,450,718         1,289,713
   Class C                                                        7,621               790
Shares Issued in Connection with Acquisition of
   Multi-Asset Allocation Fund (Note 3)                              --           669,846
==========================================================================================
                                                             35,973,452        34,451,877
Shares Repurchased
   Institutional Class                                         (742,004)               --
   Investor Class                                            (8,809,862)      (16,147,457)
   Class C                                                     (169,612)               (2)
==========================================================================================
                                                             (9,721,478)      (16,147,459)
NET INCREASE IN FUND SHARES                                  26,251,974        18,304,418
==========================================================================================

See Notes to Financial Statements



STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
EQUITY INCOME FUND

                                                             SIX MONTHS              YEAR
                                                                  ENDED             ENDED
                                                            NOVEMBER 30            MAY 31
------------------------------------------------------------------------------------------
                                                                   2000              2000
                                                              UNAUDITED
OPERATIONS
Net Investment Income                                  $     33,494,307  $     71,062,058
Net Realized Gain on Investment Securities
   and Foreign Currency Transactions                         27,221,306       479,838,004
Change in Net Depreciation of Investment Securities        (149,733,289)     (178,641,031)
==========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       (89,017,676)      372,259,031
==========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income
   Investor Class                                           (41,611,587)      (69,779,090)
   Class C                                                      (38,808)           (8,571)
Net Realized Gain on Investment Securities
   and Foreign Currency Transactions
      Investor Class                                       (337,005,484)     (425,205,719)
      Class C                                                  (579,472)                0
==========================================================================================
TOTAL DISTRIBUTIONS                                        (379,235,351)     (494,993,380)
==========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Investor Class                                           304,047,540       630,034,525
   Class C                                                    8,076,307         1,405,044
Reinvestment of Distributions
   Investor Class                                           353,539,044       463,515,827
   Class C                                                      562,721             6,177
==========================================================================================
                                                            666,225,612     1,094,961,573
Amounts Paid for Repurchases of Shares
   Investor Class                                          (473,207,478)   (1,410,115,295)
   Class C                                                   (2,784,113)          (21,150)
==========================================================================================
                                                           (475,991,591)   (1,410,136,445)
NET INCREASE (DECREASE) IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                  190,234,021      (315,174,872)
==========================================================================================
TOTAL DECREASE IN NET ASSETS                               (278,019,006)     (437,909,221)
NET ASSETS
Beginning of Period                                       4,407,127,088     4,845,036,309
==========================================================================================
End of Period (Including Accumulated Undistributed
   (Distributions in Excess of) Net Investment Income
   of ($6,227,255) and $1,928,833, respectively)       $  4,129,108,082  $  4,407,127,088
==========================================================================================


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
EQUITY INCOME FUND (CONTINUED)
                                                             SIX MONTHS              YEAR
                                                                  ENDED             ENDED
                                                            NOVEMBER 30            MAY 31
------------------------------------------------------------------------------------------
                                                                   2000              2000
                                                              UNAUDITED
FUND SHARE TRANSACTIONS
Shares Sold
   Investor Class                                            19,184,099        40,038,024
   Class C                                                      515,587            91,497
Shares Issued from Reinvestment of Distributions
   Investor Class                                            25,512,203        30,526,410
   Class C                                                       41,154               404
==========================================================================================
                                                             45,253,043        70,656,335
Shares Repurchased
   Investor Class                                           (29,905,417)      (91,080,301)
   Class C                                                     (184,835)           (1,336)
==========================================================================================
                                                            (30,090,252)      (91,081,637)
NET INCREASE (DECREASE) IN FUND SHARES                       15,162,791       (20,425,302)
==========================================================================================

See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
TOTAL RETURN FUND

                                                             SIX MONTHS              YEAR
                                                                  ENDED             ENDED
                                                            NOVEMBER 30            MAY 31
------------------------------------------------------------------------------------------
                                                                   2000              2000
                                                              UNAUDITED
OPERATIONS
Net Investment Income                                  $     22,054,441  $     78,506,342
Net Realized Gain on Investment Securities
   and Foreign Currency Transactions                         28,751,805       128,250,143
Change in Net Depreciation of Investment Securities        (127,568,516)     (511,436,925)
==========================================================================================
NET DECREASE IN NET ASSETS FROM OPERATIONS                  (76,762,270)     (304,680,440)
==========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income
   Investor Class                                           (25,939,235)      (78,481,486)
   Class C                                                            0              (119)
In Excess of Net Investment Income - Investor Class                   0          (166,486)
Net Realized Gain on Investment Securities
   and Foreign Currency Transactions
      Investor Class                                        (48,210,125)     (116,478,005)
      Class C                                                   (18,941)                0
==========================================================================================
TOTAL DISTRIBUTIONS                                         (74,168,301)     (195,126,096)
==========================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
   Investor Class                                           232,619,290     1,117,994,660
   Class C                                                    6,322,329            10,025
Reinvestment of Distributions
   Investor Class                                            73,383,680       193,345,833
   Class C                                                          808               119
==========================================================================================
                                                            312,326,107     1,311,350,637
Amounts Paid for Repurchases of Shares
   Investor Class                                          (673,986,494)   (1,903,380,663)
   Class C                                                   (6,284,677)                0
==========================================================================================
                                                           (680,271,171)   (1,903,380,663)
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                 (367,945,064)     (592,030,026)
==========================================================================================
TOTAL DECREASE IN NET ASSETS                               (518,875,635)   (1,091,836,562)
NET ASSETS
Beginning of Period                                       2,326,909,000     3,418,745,562
==========================================================================================
End of Period (Including Accumulated Undistributed
   (Distributions in Excess of) Net Investment Income
   of ($3,710,729) and $174,065, respectively)         $  1,808,033,365  $  2,326,909,000
==========================================================================================


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
TOTAL RETURN FUND (CONTINUED)
                                                             SIX MONTHS              YEAR
                                                                  ENDED             ENDED
                                                            NOVEMBER 30            MAY 31
------------------------------------------------------------------------------------------
                                                                   2000              2000
                                                              UNAUDITED
FUND SHARE TRANSACTIONS
Shares Sold
   Investor Class                                             8,532,157        36,665,855
   Class C                                                      237,957               372
Shares Issued from Reinvestment of Distributions
   Investor Class                                             2,825,692         6,755,466
   Class C                                                           32                 4
==========================================================================================
                                                             11,595,838        43,421,697
Shares Repurchased
   Investor Class                                           (24,723,881)      (65,130,173)
   Class C                                                     (236,875)                0
==========================================================================================
                                                            (24,960,756)      (65,130,173)
NET DECREASE IN FUND SHARES                                 (13,364,918)      (21,708,476)
==========================================================================================
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS INVESCO
COMBINATION STOCK & BOND FUNDS, INC.
UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Combination Stock & Bond Funds, Inc. is incorporated in Maryland and presently consists of three separate Funds: Balanced Fund, Equity Income Fund and Total Return Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives of the Funds are: to achieve a high total return on investments through capital appreciation and current income for Balanced and Total Return Funds; and to seek the best possible current income for Equity Income Fund. INVESCO Combination Stock & Bond Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Effective February 15, 2000, each Fund began offering an additional class of shares, referred to as Class C shares. Investor Class and Class C shares are subject to an annual distribution fee of 0.25% and 1.00%, respectively, of the Fund's annual average net assets attributable to each Class' shares. Effective July 3, 2000, Balanced Fund began offering an additional class of shares, referred to as Institutional Class shares, which is not subject to any distribution fees. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

On May 20, 1999, shareholders of the Balanced Fund approved an Agreement and Plan of Reorganization and Termination, in which Multi-Asset Allocation Fund ("Target Fund") merged into Balanced Fund ("Surviving Fund"). Shareholders of the Target Fund became shareholders of the Surviving Fund and received shares of the Surviving Fund equal in dollar value to the then current value of their shares in the Target Fund, effective at the close of business on June 11, 1999.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.

Investment in shares of investment companies are valued at the net asset value of the respective mutual fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. Income and expenses on foreign securities are translated into U.S. dollars at rates of exchange prevailing when accrued. Discounts and premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis. The cost of foreign securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired.

Each Fund may invest in securities issued by other INVESCO Investment Companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the six months ended November 30, 2000, the Funds invested in INVESCO Treasurer's Money Market Reserve Fund. The income from this investment is disclosed in the Statement of Operations.

The Fund may have elements of risk due to investments in foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

D. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Balanced Fund incurred and elected to defer post-October 31 currency losses of $5 to the year ended May 31, 2001. To the extent future capital gains and income are offset by capital loss carryovers and post-October 31 losses, such gains and income will not be distributed to shareholders.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded by the Fund on the ex-dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for mortgaged-backed securities, market discounts, amortized premiums, foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depreciation of the contracts is presented in the Statement of Assets and Liabilities. Any realized gain or loss incurred by the Fund upon the sale of securities is included in the Statement of Operations.

G. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Similarly, Custodian Fees and Expenses for Equity Income Fund are reduced by credits earned from security brokerage transactions under certain broker/service arrangements with third parties. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                             AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------
                                            $700        $2       $4        $6
                    $0 TO   $350 TO      MILLION   BILLION  BILLION   BILLION     OVER
                     $350      $700        TO $2     TO $4    TO $6     TO $8       $8
                  MILLION   MILLION      BILLION   BILLION  BILLION   BILLION  BILLION
-----------------------------------------------------------------------------------------
Balanced Fund       0.60%     0.55%        0.50%     0.45%    0.40%    0.375%    0.35%
Equity Income Fund  0.60%     0.55%        0.50%     0.45%    0.40%    0.375%    0.35%

                                             AVERAGE NET ASSETS
-----------------------------------------------------------------------------------------
                               $500           $1        $2       $4        $6
                    $0 TO   MILLION      BILLION   BILLION  BILLION   BILLION    OVER
                     $500     TO $1        TO $2     TO $4    TO $6     TO $8      $8
                  MILLION   BILLION      BILLION   BILLION  BILLION   BILLION BILLION
-----------------------------------------------------------------------------------------
Total Return Fund   0.75%     0.65%        0.50%     0.45%    0.40%    0.375%   0.35%


In accordance with a Sub-Advisory Agreement between IFG and INVESCO Capital Management, Inc. ("ICM"), an affiliate of IFG, investment decisions of Total Return Fund are made by ICM. Fees for such sub-advisory services are paid by IFG. Effective December 15, 2000, the sub-advisory agreement with ICM was terminated and such responsibilities were transferred to IFG.

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement pursuant to Rule 12b-1 of the Act provides for financing the distribution and shareholder servicing of Class C shares of 1.00% per annum of average daily net assets. Any unreimbursed expenses IDI incurs with respect to Investor Class and Class C shares in any fiscal year can not be recovered in subsequent years. For the six months ended November 30, 2000, amounts paid to the Distributor were as follows:


                                                      INVESTOR             CLASS
FUND                                                     CLASS                 C
--------------------------------------------------------------------------------
Balanced Fund                                    $   1,036,157      $     16,843
Equity Income Fund                                   5,616,025            16,927
Total Return Fund                                    2,691,392               355

IFG receives a transfer agent fee from each Class at an annual rate of $22.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045%, 0.045% and 0.015% for Balanced, Equity Income and Total Return Funds, respectively, of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

NOTE 3 -- ACQUISITION OF INVESCO MULTIPLE ASSET FUNDS, INC. - Multi-Asset Allocation Fund ("Target Fund"). On June 11, 1999, Balanced Fund acquired all the net assets of the Target Fund pursuant to an Agreement and Plan of Reorganization and Termination approved by the Target Fund shareholders on May 20, 1999. The acquisition was accomplished by a tax-free exchange of 669,846 shares of Balanced Fund (valued at $11,140,475) for 989,950 shares outstanding of the Target Fund on June 11, 1999. Target Fund's net assets at that date ($11,140,475), which included $866,856 of unrealized appreciation, were combined with those of Balanced Fund. The aggregate net assets of Balanced Fund and Target Fund immediately before the acquisition were $327,886,557 and $11,140,475, respectively. The net assets of Balanced Fund after the acquisition were $339,027,032.

NOTE 4 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the six months ended November 30, 2000, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                                 PURCHASES             SALES
--------------------------------------------------------------------------------
Balanced Fund                                    $ 670,672,637      $296,916,549
Equity Income Fund                                 876,503,309       989,021,598
Total Return Fund                                  758,323,195     1,020,712,881

For the six months ended November 30, 2000, the aggregate cost of purchases and proceeds from the sales of U.S. Government securities were as follows:

FUND                                                 PURCHASES             SALES
--------------------------------------------------------------------------------
Balanced Fund                                    $  53,181,256      $  4,863,477
Equity Income Fund                                   7,232,656        15,188,047
Total Return Fund                                   99,458,300       182,892,717

NOTE 5 -- APPRECIATION AND DEPRECIATION. At November 30, 2000, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation (depreciation) by Fund were as follows:

                                                                                     NET
                                              GROSS              GROSS      APPRECIATION
FUND                                   APPRECIATION       DEPRECIATION    (DEPRECIATION)
-----------------------------------------------------------------------------------------
Balanced Fund                        $   70,961,120      $  72,517,776      $ (1,556,656)
Equity Income Fund                    1,328,448,629        185,902,913     1,142,545,716
Total Return Fund                       263,636,621        141,068,088       122,568,533

NOTE 6 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG, IDI or ICM.

Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as of January 1, 2000, equal to 50% of the sum of the retainer fee plus the meeting attendance fees.

Pension expenses for the six months ended November 30, 2000, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                     UNFUNDED
                                  PENSION             ACCRUED           PENSION
                             FUNDEXPENSES       PENSION COSTS         LIABILITY
--------------------------------------------------------------------------------
Balanced Fund                    $  5,546            $      0        $   21,317
Equity Income Fund                 54,085             133,752           611,091
Total Return Fund                  36,869               5,213           197,687

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 7 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. Effective December 6, 2000, pursuant to the Fund's Line Of Credit Agreement, each Fund may borrow up to 10% of its total assets for temporary or emergency purposes. During the six months ended November 30, 2000, Total Return Fund borrowed cash at a weighted average rate of 6.18%. During that period, Equity Income Fund lent cash at a weighted average rate of 6.22%. At November 30, 2000, there were no such borrowings and/or lendings for any Fund.

NOTE 8 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 5% of the net assets at value of Equity Income Fund and 10% of the net assets at value for Balanced and Total Return Funds. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. At November 30, 2000, there were no such borrowings.

NOTE 9 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). A 1.00% CDSC is charged by each Fund's Class C shares on redemptions or exchanges of shares held thirteen months or less (other than shares acquired through reinvestment of dividends or other distributions). The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the six months ended November 30, 2000, the Distributor received the following CDSC fees from Class C shareholders:

FUND                                                           CDSC FEE
---------------------------------------------------------------------------
Balanced Fund                                                    $  723
Equity Income Fund                                                  887
Total Return Fund                                                     2

FINANCIAL HIGHLIGHTS

BALANCED FUND--INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                   PERIOD
                                                                    ENDED
                                                              NOVEMBER 30
--------------------------------------------------------------------------------
                                                                     2000(a)
                                                                UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period                             $  17.74
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                0.16
Net Losses on Securities (Both Realized and Unrealized)             (0.83)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                                    (0.67)
================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                                 0.23
Distributions from Capital Gains                                     0.25
================================================================================
TOTAL DISTRIBUTIONS                                                  0.48
================================================================================
Net Asset Value--End of Period                                   $  16.59
================================================================================

TOTAL RETURN                                                        (3.87%)(b)

RATIOS
Net Assets--End of Period ($000 Omitted)                         $ 83,920
Ratio of Expenses to Average Net Assets(c)(d)                        0.41%(b)
Ratio of Net Investment Income to Average Net Assets(c)              0.91%(b)
Portfolio Turnover Rate                                                35%(b)(e)

(a) From July 3, 2000, since inception of Institutional Class, to November 30, 2000.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Various expenses of the Class were voluntarily absorbed by IFG for the period ended November 30, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.48% and ratio of net investment income to average net assets would have been 0.84%.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e) Portfolio Turnover is calculated at the Fund level, and therefore, represents the six months ended November 30, 2000.

FINANCIAL HIGHLIGHTS

BALANCED FUND--INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       SIX MONTHS          YEAR      PERIOD
                                            ENDED         ENDED       ENDED
                                      NOVEMBER 30        MAY 31      MAY 31                       YEAR ENDED JULY 31
------------------------------------------------------------------------------------------------------------------------------------
                                             2000          2000        1999(a)       1998         1997         1996       1995
                                        UNAUDITED
PER SHARE DATA
Net Asset Value-- Beginning of Period   $   17.18   $     16.78   $   15.71   $     15.86   $    13.36   $    12.08   $  10.30
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.17          0.32        0.24          0.33         0.34         0.37       0.29
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)           (0.29)         0.92        1.73          1.50         3.37         2.12       2.03
====================================================================================================================================
TOTAL FROM INVESTMENT
   OPERATIONS                               (0.12)         1.24        1.97          1.83         3.71         2.49       2.32
====================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income         0.20          0.32        0.24          0.35         0.34         0.37       0.29
Distributions from Capital Gains             0.25          0.52        0.66          1.63         0.87         0.84       0.25
====================================================================================================================================
TOTAL DISTRIBUTIONS                          0.45          0.84        0.90          1.98         1.21         1.21       0.54
====================================================================================================================================
Net Asset Value-- End of Period         $   16.61   $     17.18   $   16.78   $     15.71   $    15.86   $    13.36   $  12.08
====================================================================================================================================

TOTAL RETURN                                (0.75%)(b)     7.47%      13.12%(b)     12.90%       29.27%       20.93%     23.18%

RATIOS
Net Assets--End of Period
  ($000 Omitted)                        $ 971,269   $   644,957   $ 324,838   $   216,624   $  161,921   $  115,066   $ 37,224
Ratio of Expenses to Average
  Net Assets(c)                              0.53%(b)(d)   1.15%(d)    1.21%(d)(e)   1.22%(d)     1.29%(d)     1.29%(d)   1.25%
Ratio of Net Investment Income to
   Average Net Assets(c)                     1.02%(b)      1.98%       1.94%(e)      2.18%        2.46%        3.03%      3.12%
Portfolio Turnover Rate                        35%(b)        89%        100%(b)       108%         155%         259%       255%

(a)  From August 1, 1998 to May 31, 1999, the Fund's current fiscal year end.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Various expenses of the Class were voluntarily absorbed by IFG for the years ended July 31, 1997, 1996 and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.34%, 1.29% and 1.59%, respectively, and ratio of net investment income to average net assets would have been 2.41%, 3.03% and 2.77%, respectively.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(e)  Annualized

FINANCIAL HIGHLIGHTS

BALANCED FUND--CLASS C
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  SIX MONTHS         PERIOD
                                                       ENDED          ENDED
                                                 NOVEMBER 30         MAY 31
--------------------------------------------------------------------------------
                                                        2000           2000(a)
                                                                  UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period             $     17.05      $   17.38
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                   0.16           0.17
Net Losses on Securities
  (Both Realized and Unrealized)                       (0.34)         (0.25)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                        0.18)         (0.08)
================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                    0.14           0.00
Dividends from Net Capital Gains                        0.25           0.25
================================================================================
TOTAL DISTRIBUTIONS                                     0.39           0.25
================================================================================
Net Asset Value--End of Period                   $     16.48      $   17.05
================================================================================

TOTAL RETURN(b)                                        (1.07%)(c)     (0.46%)(c)

RATIOS
Net Assets--End of Period ($000 Omitted)         $     6,307      $   2,134
Ratio of Expenses to Average Net Assets(d)              0.89%(c)       1.77%(e)
Ratio of Net Investment Income to Average Net Assets    0.69%(c)       1.57%(e)
Portfolio Turnover Rate                                   35%(c)         89%(f)

(a)  From February 15, 2000, since inception of Class C, to May 31, 2000.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended May 31, 2000.

FINANCIAL HIGHLIGHTS

EQUITY INCOME FUND -- INVESTOR  CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE  OUTSTANDING  THROUGHOUT EACH PERIOD)

                                       SIX MONTHS          YEAR      PERIOD
                                            ENDED         ENDED       ENDED
                                      NOVEMBER 30        MAY 31      MAY 31                       YEAR ENDED JUNE 30
------------------------------------------------------------------------------------------------------------------------------------
                                             2000          2000        1999(a)       1998         1997         1996       1995
                                        UNAUDITED
PER SHARE DATA

Net Asset Value--Beginning of Period   $    15.45  $      15.85  $    16.18  $      15.31  $     13.21  $     11.92 $    11.32
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.12          0.24        0.30          0.38         0.35         0.41       0.42
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)           (0.45)         1.05        1.19          2.54         3.05         1.53       1.14
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS            (0.33)         1.29        1.49          2.92         3.40         1.94       1.56
====================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)      0.15          0.24        0.31          0.38         0.35         0.41       0.42
Distributions from Capital Gains             1.22          1.45        1.51          1.67         0.95         0.24       0.54
====================================================================================================================================
TOTAL DISTRIBUTIONS                          1.37          1.69        1.82          2.05         1.30         0.65       0.96
====================================================================================================================================
Net Asset Value--End of Period         $    13.75  $      15.45  $    15.85  $      16.18  $     15.31  $     13.21 $    11.92
====================================================================================================================================

TOTAL RETURN                                (2.16%)(c)     8.46%      10.31%(c)     20.55%       27.33%       16.54%     14.79%

RATIOS
Net Assets--End of Period
  ($000 Omitted )                      $4,122,811  $  4,405,739  $4,845,036  $  5,080,735  $ 4,574,675  $ 4,170,536 $4,009,609
Ratio of Expenses to Average
  Net Assets(d)                              0.48%(c)(e)   0.93%(e)    0.90%(e)(f)   0.90%(e)     0.95%(e)     0.93%(e)   0.94%
Ratio of Net Investment Income to
   Average Net Assets(d)                     0.75%(c)      1.52%       2.10%(f)      2.35%        2.54%        3.17%      3.61%
Portfolio Turnover Rate                        21%(c)        50%         47%(c)        58%          47%          63%        54%

(a)  From July 1, 1998 to May 31, 1999, the Fund's current fiscal year end.
(b) Distributions in excess of net investment income for the year ended June 30, 1998, aggregated less than $0.01 on a per share basis.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Various expenses of the Class were voluntarily absorbed by IFG for the period ended May 31, 1999, and for the years ended June 30, 1998, 1997,1996, and 1995. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.91% (annualized), 0.90%, 0.98%, 0.96% and 0.97%, respectively, and ratio of net investment income to average net assets would have been 2.09% (annualized), 2.35%, 2.51%, 3.14% and 3.58%, respectively.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f)  Annualized

FINANCIAL HIGHLIGHTS

EQUITY INCOME FUND--CLASS C
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  SIX MONTHS         PERIOD
                                                       ENDED          ENDED
                                                 NOVEMBER 30         MAY 31
--------------------------------------------------------------------------------
                                                        2000           2000(a)
PER SHARE DATA
Net Asset Value--Beginning of Period             $     15.32   $      14.55
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                   0.12           0.12
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                       (0.50)          0.84
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                       (0.38)          0.96
================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                    0.10           0.19
Distributions from Capital Gains                        1.22           0.00
================================================================================
TOTAL DISTRIBUTIONS                                     1.32           0.19
================================================================================
Net Asset Value--End of Period                   $     13.62   $      15.32
================================================================================

TOTAL RETURN(b)                                        (2.49%)(c)      6.66%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)         $     6,297   $      1,388
Ratio of Expenses to Average Net Assets(d)              0.84%(c)       1.67%(e)
Ratio of Net Investment Income to
  Average Net Assets                                    0.45%(c)       0.94%(e)
Portfolio Turnover Rate                                   21%(c)         50%(f)

(a)  From February 15, 2000, since inception of Class C, to May 31, 2000.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized
(f)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the period ended May 31, 2000.

FINANCIAL HIGHLIGHTS

TOTAL  RETURN FUND -- INVESTOR  CLASS
------------------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE  OUTSTANDING  THROUGHOUT EACH PERIOD)

                                       SIX MONTHS          YEAR      PERIOD
                                            ENDED         ENDED       ENDED
                                      NOVEMBER 30        MAY 31      MAY 31                       YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------------------------------------------
                                             2000          2000        1999(a)       1998         1997         1996       1995
                                        UNAUDITED
PER SHARE DATA
Net Asset Value--Beginning of Period   $    27.74  $      32.37  $    28.16  $      27.77  $     22.60  $     20.95  $   18.54
====================================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                        0.31          0.81        0.60          0.83         0.77         0.73       0.72
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)           (1.35)        (3.47)       5.03          0.87         5.26         1.78       2.46
====================================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS            (1.04)        (2.66)       5.63          1.70         6.03         2.51       3.18
====================================================================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income         0.36          0.81        0.60          0.83         0.77         0.73       0.72
In Excess of Net Investment Income(b)        0.00          0.00        0.00          0.00         0.00         0.00       0.00
Distributions from Capital Gains             0.70          1.16        0.82          0.48         0.09         0.13       0.05
====================================================================================================================================
TOTAL DISTRIBUTIONS                          1.06          1.97        1.42          1.31         0.86         0.86       0.77
====================================================================================================================================
Net Asset Value--End of Period         $    25.64  $      27.74  $    32.37  $      28.16  $     27.77  $     22.60  $   20.95
====================================================================================================================================

TOTAL RETURN                                (3.79%)(c)    (8.29%)     20.27%(c)      6.02%       27.01%       12.06%     17.54%

RATIOS
Net Assets--End of Period
  ($000 Omitted)                       $1,807,996  $  2,326,899  $3,418,746  $  2,561,016  $ 1,845,594  $ 1,032,151  $ 563,468
Ratio of Expenses to Average
  Net Assets(d)                              0.63%(c)(e)   1.00%(e)    0.83%(e)(f)   0.79%(e)     0.86%(e)     0.89%(e)   0.95%
Ratio of Net Investment Income to
   Average Net Assets(d)                     1.07%(c)      2.60%       2.61%(f)      2.82%        3.11%        3.44%      3.97%
Portfolio Turnover Rate                        43%(c)        49%          7%(c)        17%           4%          10%        30%

(a)  From September 1, 1998 to May 31, 1999, the Fund's current fiscal year end.
(b) Distributions in excess of net income for the year ended May 31, 2000, for the period ended May 31, 1999 and for the year ended August 31, 1995, aggregated less than $0.01 on a per share basis.
(c) Based on operations for the period shown, and accordingly, is not representative of a full year.
(d) Various expenses of the Class were voluntarily absorbed by IFG from September 1, 1998 to May 12, 1999 and for the year ended August 31, 1998. If such expenses had not be voluntarily absorbed, ratio of expenses to average net assets would have been 0.84% (annualized) and 0.80%, respectively, and ratio of net investment income to average net assets would have been 2.60% (annualized) and 2.81%, respectively.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Advisor, if applicable, which is before any offset arrangements (which may include custodian, distribution and transfer agent fees).
(f)  Annualized

FINANCIAL HIGHLIGHTS

TOTAL RETURN FUND--CLASS C
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                  SIX MONTHS         PERIOD
                                                       ENDED          ENDED
                                                 NOVEMBER 30         MAY 31
--------------------------------------------------------------------------------
                                                        2000           2000(a)
                                                   UNAUDITED
SHARE DATA
Net Asset Value--Beginning of Period             $     27.30      $   26.71
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                   0.64           0.29
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                       (2.15)          0.87
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                       (1.51)          1.16
================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income                    0.00           0.57
Distributions from Capital Gains                        0.70           0.00
================================================================================
TOTAL DISTRIBUTIONS                                     0.70           0.57
================================================================================
Net Asset Value--End of Period                   $     25.09      $   27.30
================================================================================

TOTAL RETURN(b)                                        (5.58%)(c)      4.40%(c)

RATIOS
Net Assets--End of Period ($000 Omitted)         $        37      $      10
Ratio of Expenses to Average Net Assets(d)              1.01%(c)       2.94%(e)
Ratio of Net Investment Income to Average Net Assets    0.49%(c)       1.46%(e)
Portfolio Turnover Rate                                   43%(c)         49%(f)

(a)  From February 15, 2000, since inception of Class C, to May 31, 2000.
(b)  The applicable CDSC fees are not included in the Total Return calculation.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized
(f)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the year ended May 31, 2000.

We're easy to stay in touch with:

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INVESCO Distributors, Inc., (SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanies by a current prospectus.

SAW 9072 12/00